-----------------------------------------------------------
                                  SMITH BARNEY
                                    MUNICIPAL
                             MONEY MARKET FUND, INC.
           -----------------------------------------------------------

                     SEMI-ANNUAL REPORT | SEPTEMBER 30, 2002

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(SM)

           -----------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
           -----------------------------------------------------------

[PHOTO OMITTED]                 [PHOTO OMITTED]               [PHOTO OMITTED]

R. JAY                          JOSEPH P.                     JULIE P.
GERKEN                          DEANE                         CALLAHAN

Chairman                        Vice President and            Vice President and
                                Investment Officer            Investment Officer

Dear Shareholder,

We are pleased to provide the semi-annual report for the Smith Barney Municipal Money Market Fund ("Fund") for the period ended September 30, 2002. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Special Notice to Shareholders

Please note that R. Jay Gerken, a managing director of Salomon Smith Barney Inc., has been elected Chairman of the Board, President and Chief Executive of the Fund. In his new position, Jay replaces Heath B. McLendon, who has been appointed Chairman of Salomon Smith Barney Inc.'s new Equity Research Policy Committee. Previously, Jay managed the Smith Barney Growth and Income Fund for six years; developed and managed the Smith Barney Allocation Series Inc. from inception in 1996 through the end of 2001; and was responsible for the investment design and implementation of Citigroup Asset Management's college savings programs with the states of Illinois and Colorado.

Performance Review

For the six months ended September 30, 2002, the Fund's Class A shares, returned 0.48%. In comparison, the 90-day U.S. Treasury bill returned 0.83% for the same period.

As of September 30, 2002, the Fund's seven-day current yield was 1.01% and its seven-day effective yield(1), which reflects compounding, was 1.01%. Please note that these numbers are the same due to rounding.

----------
(1) The seven-day effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.


1  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

The Fund's performance was dragged down by a number of factors during the period. Most notably, an increase in demand for the types of high quality short-term municipal obligations the Fund invests in pushed up the price of many of these securities and caused a considerable decline in the Fund's returns (as price and yield of fixed income securities are inversely related). The Federal Open Market Committee's ("FOMC")(2) aggressive short-term interest rate cuts throughout 2001 also contributed to lower yields.

Investment Strategy

The Fund seeks to provide income exempt from regular federal income taxes(3) from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.

Please note that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Portfolio Manager Market Overview

The FOMC lowered short-term interest rates eleven times in 2001 in an effort to boost an ailing economy. Seeing little improvement, the committee decided to leave the federal funds rate ("fed funds rate")(4) unchanged at its historically low level of 1.75% during each of the six meetings it held throughout the first nine months of 2002. (This letter was written prior to the FOMC meeting on November 6, 2002, where the rate was dropped to 1.25%.) We believe that the FOMC has been cautious about raising rates because its members did not want to jeopardize any potential economic recovery. Instead, the FOMC appears to be waiting for more convincing evidence showing that U.S. economy is on track for a sustainable recovery before increasing the fed funds rate.

The FOMC issued a statement on September 24th explaining that the committee's accommodative monetary policy, combined with a "robust underlying growth in productivity" in the country should help businesses recover. "However," the committee warned, "considerable uncertainty persists about the extent and timing of the expected pickup in production and employment owing in part to the emergence of heightened geopolitical risks."

----------
(2) The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
(3) Please note a portion of the Fund's income may be subject to the Federal Alternative Minimum Tax ("AMT"). Capital gains, if any, are fully taxable. Please consult your personal tax adviser.
(4) The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.


2  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

Weakened state economies have led to lower tax revenues as well as large projected deficits for the upcoming fiscal year. In fiscal year 2003, a big challenge for the states will be to adjust spending as a result of modified revenues in order to continue to have balanced budgets. We will look to focus on states with strong fiscal management and budget reserves that will help them through these difficult times.

Portfolio Manager Fund Outlook

Going forward, we will continue to be prudent with respect to credit quality and diversification(5), focusing on high-quality, liquid issues consisting of both variable and fixed-rate products to maximize current income. We anticipate maintaining an average maturity target of roughly 50 days as we attempt to take advantage of possible higher interest rates if and when the FOMC sees the economy strengthening and increases the fed funds rate.

Generally, we remain cautiously optimistic about the economy. In our view, the U.S. economy appears to have bottomed out. Barring any further terrorism attacks or acts of war, we believe the economic environment will improve faster than many people expect.

Thank you for your investment in the Smith Barney Municipal Money Market Fund, Inc. We look forward to continuing to help you meet your investment objectives.

Sincerely,


/s/ R. Jay Gerken          /s/ Joseph P. Deane       /s/ Julie P. Callahan


R. Jay Gerken              Joseph P. Deane           Julie P. Callahan
Chairman                   Vice President and        Vice President and
                           Investment Officer        Investment Officer

November 16, 2002

The information provided in this letter by the portfolio manager represents the opinion of the portfolio manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed are those of the portfolio manager and may differ from those of other portfolio managers or of the firm as a whole. Furthermore, there is no assurance that certain securities will remain in or out of the Fund or that the percentage of the Fund's assets in various sectors will remain the same. Please refer to pages 4 through 33 for a list and percentage breakdown of the Fund's holdings. Also, please note that any discussion of the Fund's holdings, the Fund's performance, and the portfolio manager's views are as of September 30, 2002 and are subject to change.

----------
(5)   Diversification does not assure against market loss.


3  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited)                           September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
Alabama -- 0.7%
$ 17,800,000   A-1+       Alabama Special Care Facilities Financing Authority Ascension
                            Health Series B 1.70% VRDO                                       $   17,800,000
   2,000,000   NR+        Auburn AL IDB (Donaldson Co. Project) 1.85% VRDO AMT                    2,000,000
   5,935,000   Aa3*       Boaz AL IDB Parker Hannifen Corp. 1.65% VRDO                            5,935,000
   6,000,000   A-1+       Decatur AL IDR (NEO Industries Project) Series 98
                            1.90% VRDO AMT                                                        6,000,000
   7,000,000   A-1+       Huntsville Carlton Cove AL (Carlton Cove Inc. Project)
                            Series D 1.72% VRDO                                                   7,000,000
  16,000,000   A-1+       University of Alabama University Hospital Series B
                            AMBAC-Insured 1.65% VRDO                                             16,000,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 54,735,000
-----------------------------------------------------------------------------------------------------------
Alaska -- 0.3%
  24,800,000   NR         Alaska HFA Series 99B PART 1.83% VRDO AMT                              24,800,000
   1,600,000   A-1+       Alaska HFC Governmental Purpose University of Alaska
                            Series A 1.75% VRDO                                                   1,600,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 26,400,000
-----------------------------------------------------------------------------------------------------------
Arizona -- 1.1%
                          Apache County AZ IDR PCR Tucson Electric Power Co.:
  13,300,000   A-1+         Series 83A 1.70% VRDO                                                13,300,000
   1,800,000   A-1+         Series 83B 1.65% VRDO                                                 1,800,000
                          Arizona Health Facilities Authority Hospital System:
   9,500,000   A-1+         Northern Arizona Healthcare Series B
                              MBIA-Insured 1.70% VRDO                                             9,500,000
   4,785,000   Aaa*         Pooled Finance Series A 2.25% VRDO                                    4,785,000
  11,925,000   NR+        Arizona HFA (Royal Oaks Project) 1.70% VRDO                            11,925,000
  10,000,000   SP-1+      Arizona School District Financing Program COP TAN
                            2.00% due 7/31/03                                                    10,049,215
  12,090,000   A-1+       Maricopa County AZ IDA MFH (Gran Victoria Housing
                            LLC Project) Series A 1.70% VRDO                                     12,090,000
   4,000,000   Aaa*       Phoenix AZ IDA MFH Del Mar Terrace Series A 1.65% VRDO                  4,000,000
  19,200,000   A-1+       Pima County AZ IDA IDR Tuscon Electric Power
                            Series A 1.70% VRDO                                                  19,200,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 86,649,215
-----------------------------------------------------------------------------------------------------------
Arkansas -- 0.3%
   8,000,000   Aaa*       Crossett AR PCR (Gerogia-Pacific Corp. Project) 1.70% VRDO              8,000,000
   4,900,000   A-1+       Pine Bluff AR IDR (Camden Wire Co. Project) 1.72% VRDO                  4,900,000
   6,000,000   A-1        Searcy AR IDR (Kohler County Project) Series 88
                            1.70% VRDO AMT                                                        6,000,000
   3,250,000   Aa3*       Sheridan AR IDR (Kohler County Project) Series 00
                            1.75% VRDO                                                            3,250,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 22,150,000
-----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


4  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
California -- 1.3%
                          California RAW:
$ 10,000,000   SP-1         Series B 2.50% due 11/27/02                                      $   10,010,815
  12,000,000   SP-1         Series B 3.00% due 11/27/02                                          12,022,668
  75,000,000   SP-1         Series C 2.00% due 1/30/03                                           75,035,450
-----------------------------------------------------------------------------------------------------------
                                                                                                 97,068,933
-----------------------------------------------------------------------------------------------------------
Colorado -- 2.4%
   4,300,000   A-1+       Arvada CO FSA-Insured 1.50% VRDO                                        4,300,000
   9,700,000   A-1        Colorado Health Facilities Authority (Bethesda Living
                            Centers Project) 1.70% VRDO                                           9,700,000
                          Colorado HFA:
   2,400,000   A-1+         MFH Series B-3 1.75% VRDO AMT                                         2,400,000
  15,000,000   A-1+         SFM Series B-3 1.70% VRDO                                            15,000,000
  70,250,000   SP-1+      Colorado State General Fund TRAN Series A
                            3.00% due 6/27/03                                                    71,002,814
  12,800,000   Aaa*       Colorado Student Loan Authority AMBAC-Insured
                            Series 90A 1.75% VRDO AMT                                            12,800,000
  11,755,000   A-1+       Denver City & County CO Airport Series B 1.70% VRDO                    11,755,000
   2,545,000   A-1        Dove Valley Metropolitan District Arapahoe County
                            GO 1.33% due 11/1/02                                                  2,545,000
  20,135,000   A-1+       E-470 Public Highway Authority MBIA-Insured 1.70% VRDO                 20,135,000
   7,200,000   Aa2*       Fiddlers Business District Greenwood Village
                            2.15% due 12/2/02                                                     7,200,000
                          Regional Transportation District of Colorado:
  17,500,000   NR+          Series 2001A 1.40% due 10/8/02 TECP                                  17,500,000
  10,000,000   A-1+         Transit Vehicles Project COP Series A 1.70% VRDO                     10,000,000
-----------------------------------------------------------------------------------------------------------
                                                                                                184,337,814
-----------------------------------------------------------------------------------------------------------
Delaware -- 1.1%
                          Delaware EDA Hospital Billing AMBAC-Insured:
  40,660,000   A-1+         Series B 1.65% VRDO                                                  40,660,000
  27,900,000   A-1+         Series C 1.65% VRDO                                                  27,900,000
   8,492,500   A-1        New Castle County DE EDR (Henderson McGuire Project)
                            1.70% VRDO                                                            8,492,500
   7,000,000   NR+        Sussex County DE (Perdue Farms Inc. Project)
                            1.85% VRDO AMT                                                        7,000,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 84,052,500
-----------------------------------------------------------------------------------------------------------
District of Columbia -- 1.8%
   6,400,000   NR+        District of Columbia American National Red Cross
                            1.45% due 11/1/02 TECP                                                6,400,000
  22,800,000   A-1+       District of Columbia GO Series C FGIC-Insured 1.70% VRDO               22,800,000

                       See Notes to Financial Statements.


5  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
District of Columbia -- 1.8% (continued)
                          District of Columbia Revenue:
$ 12,235,000   A-1          American Association of Colleges 1.65% VRDO                      $   12,235,000
  13,145,000   A-1          American Society of Microbiology Series 99A 1.65% VRDO               13,145,000
  15,700,000   A-1          American University 1.65% VRDO                                       15,700,000
   4,800,000   NR+          Enterprises LLC Project 1.85% VRDO AMT                                4,800,000
  13,300,000   NR+          Field School Project Series A 1.65% VRDO                             13,300,000
  11,000,000   A-1+         Henry J. Kaiser Family Foundation 1.70% VRDO                         11,000,000
   3,635,000   A-1+         National Children's Center Inc. 1.70% VRDO                            3,635,000
   6,500,000   Aa2*         National Geographic Society 1.65% VRDO                                6,500,000
  14,735,000   Aa2*         National Public Radio Inc. 1.70% VRDO                                14,735,000
  11,000,000   Aa2*         St. Patricks Episcopal 1.70% VRDO                                    11,000,000
   6,500,000   NR+        District of Columbia Water & Sewer Authority Series B
                            1.45% due 2/3/03 TECP                                                 6,500,000
-----------------------------------------------------------------------------------------------------------
                                                                                                141,750,000
-----------------------------------------------------------------------------------------------------------
Florida -- 4.6%
   3,450,000   A-1+       Dade County FL IDR (Dolphins Stadium Project)
                            Series D 1.70% VRDO                                                   3,450,000
   2,900,000   Aaa*       Florida HFA MFH Benevalent Place Series C 1.70% VRDO                    2,900,000
                          Florida Local Government Finance Commission TECP:
  10,230,000   A-1          1.45% due 11/7/02                                                    10,230,000
   3,471,000   A-1          1.45% due 11/12/02                                                    3,471,000
  10,000,000   A-1          1.60% due 11/22/02                                                   10,000,000
  14,974,000   A-1          1.35% due 12/12/02                                                   14,974,000
                          Florida State Municipal Power Agency:
   6,610,000   NR+          Series A 1.40% due 11/4/02 TECP                                       6,610,000
   5,000,000   AAA          Stanton Project MBIA-Insured (Pre-Refunded -- Escrowed
                              With U.S. Government Securities to 10/1/02 Call @ 102)
                              6.00% due 10/1/12                                                   5,100,000
  30,700,000   Aaa*       Gulf Breeze FL Healthcare Facilities (Heritage Healthcare
                            Project) 1.83% VRDO                                                  30,700,000
  16,710,000   A-1+       Gulf Breeze FL Local Government Loan Program Series C
                            FGIC-Insured 1.70% VRDO                                              16,710,000
                          Highlands County FL Health Facilities Authority Adventist
                            Health System Series A:
  14,535,000   A-1+           1.70% VRDO                                                         14,535,000
  73,700,000   A-1+           MBIA-Insured 1.70% VRDO                                            73,700,000
                          Hillsborough County FL IDA:
   3,920,000   A-1          Petroleum Packers Project 1.85% VRDO AMT                              3,920,000
   5,000,000   NR+          Tampa YMCA Project Series B 1.75% VRDO                                5,000,000
  10,940,000   A-1        Jacksonville FL YMCA (Florida First Coast Project) 1.65% VRDO          10,940,000
   8,700,000   NR+        Lee County FL IDA Health Care Facilities (Hope Hospital Project)
                            1.70% VRDO                                                            8,700,000

                       See Notes to Financial Statements.


6  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
Florida -- 4.6% (continued)
$  4,000,000   A-1+       Lee County FL IDR (Shell Point Project) Series 99B 1.72% VRDO      $    4,000,000
   2,700,000   NR+        Manatee County FL IDR (Avon Cabinet Corp Project)
                            1.85% VRDO AMT                                                        2,700,000
   5,500,000   A-1+       Miami-Dade County FL EFA (Florida International University
                            Foundation Project) 1.70% VRDO                                        5,500,000
  20,000,000   MIG 1*     Miami-Dade County FL School District TAN 2.75% due 6/26/03             20,176,421
                          Miami-Dade FL IDA IDR:
   6,350,000   Aa2*         Carrollton School Project 1.70% VRDO                                  6,350,000
   7,250,000   NR+          Lawson Industries Inc. Project 1.85% VRDO AMT                         7,250,000
   6,700,000   A-1+       Nassau County FL PCR Refunding Private Activity Rayonier
                            1.65% VRDO                                                            6,700,000
                          Orange County FL Health Facilities Authority:
   7,700,000   A-1          Adventist/Sunbelt Health System 1.70% VRDO                            7,700,000
   5,000,000   NR+          Central Florida YMCA Project Series A 1.75% VRDO                      5,000,000
   3,810,000   A-1+         Series PA 738 1.75% VRDO                                              3,810,000
   8,600,000   Aa2*         SHCC Services Inc. Project 1.70% VRDO                                 8,600,000
  15,950,000   Aa2*       Orlando FL Special Assessment Republic DR Interchance
                            Series A 1.65% VRDO                                                  15,950,000
   2,400,000   NR+        Palm Beach County FL Health Facilities Authority Pooled
                            Loan Program 1.50% due 10/29/02 TECP                                  2,400,000
   5,000,000   A-1+       Pasco County FL School Board COP AMBAC-Insured
                            1.70% VRDO                                                            5,000,000
   2,350,000   NR+        Pinellas County FL IDR (Molex EXT Inc. Project)
                            1.85% VRDO AMT                                                        2,350,000
   5,000,000   A-1+       Polk FL IDA Farmland Hydro LP Series 99 1.80% VRDO AMT                  5,000,000
     100,000   A-1+       St. John's County FL HFA MFH Remington 1.65% VRDO                         100,000
  24,000,000   Aaa*       Sunshine State Governmental Finance Commission
                            AMBAC-Insured 1.75% VRDO                                             24,000,000
   5,700,000   A-1+       Volusia County FL HFA Sunrise Pointe Apartments Series A
                            1.77% VRDO AMT                                                        5,700,000
-----------------------------------------------------------------------------------------------------------
                                                                                                359,226,421
-----------------------------------------------------------------------------------------------------------
Georgia -- 5.8%
  13,335,000   A-1+       Albany-Dougherty County GA Hospital Authority Phoebe
                            Putney Memorial Hospital AMBAC-Insured 1.70% VRDO                    13,335,000
                          Atlanta GA Airport Authority:
   8,000,000   Aaa*         MERLOT Series C FGIC-Insured PART 1.80% VRDO AMT                      8,000,000
   9,995,000   A-1          MSTC Series 01-137 FGIC-Insured PART 1.44% VRDO                       9,995,000
  10,600,000   Aa3*       Atlanta GA Development Authority (Clark University Project)
                            Series A 1.75% VRDO                                                  10,600,000
  14,995,000   A-1+       Atlanta GA Tax Allocation (Westside Project) 1.65% VRDO                14,995,000
  17,000,000   Aa2*       Atlanta GA Urban Residential Finance Authority (Park Place
                            South Project) 1.70% VRDO                                            17,000,000
                          Bibb County GA Development Authority:
   8,700,000   Aa2*         Baptist Village Project 1.70% VRDO                                    8,700,000
   4,900,000   Aa2*         Stratford Academy Project 1.70% VRDO                                  4,900,000

                       See Notes to Financial Statements.


7  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
Georgia -- 5.8% (continued)
$  6,525,000   NR+        Burke County GA Development Authority Series A
                            1.25% due 10/4/02 TECP                                           $    6,525,000
   2,900,000   Aa3*       Carrollton GA IDR (Holox Limited Project) 1.80% VRDO AMT                2,900,000
   7,770,000   Aa2*       Clayton County GA Hospital Authority (Southern Regional
                            Medical Center Project) Series B 1.70% VRDO                           7,770,000
                          Cobb County GA Development Authority:
   5,000,000   Aa2*         Boy Scouts of America (Atlanta Project) 1.70% VRDO                    5,000,000
   1,200,000   Aa3*         IDR (RLR Industries Inc. Project) 1.80% VRDO AMT                      1,200,000
   8,000,000   A-1          Kennesaw State University Project Series B 1.65% VRDO                 8,000,000
   5,000,000   Aa2*         Whitefield Academy Inc. Project 1.70% VRDO                            5,000,000
   9,555,000   Aa2*       Columbia County GA Elderly Residential Care Facilities
                            Authority Augusta Residential Center 1.70% VRDO                       9,555,000
                          De Kalb County GA Development Authority:
   6,750,000   A-1          Health Scholarships Inc. Project 1.65% VRDO                           6,750,000
   4,500,000   Aa2*         Marist School Inc. Project 1.70% VRDO                                 4,500,000
   8,850,000   A-1+       De Kalb GA Private Hospital Authority (Egleston Childrens
                            Hospital Project) Series B 1.70% VRDO                                 8,850,000
   1,100,000   Aa3*       Dodge County GA IDA (Sylvan Hardwoods LLC Project)
                            1.80% VRDO AMT                                                        1,100,000
   5,300,000   A-1        Fayette County GA IDR Gardner Denver Co. 1.80% VRDO AMT                 5,300,000
                          Fulton County GA Development Authority:
  10,100,000   A-1          Alfred & Adele Davis Academy 1.65% VRDO                              10,100,000
   4,600,000   Aa2*         Holy Innocents Episcopal School 1.70% VRDO                            4,600,000
                            IDA:
   2,500,000   Aa3*           Charles Mackarvich Project 1.80% VRDO AMT                           2,500,000
   8,000,000   Aa1*           Spelman College Project 1.70% VRDO                                  8,000,000
   4,000,000   A-1+         Southside Medical Center Inc. Project 1.65% VRDO                      4,000,000
   3,000,000   VMIG1*       Trinity School Inc. Project 1.70% VRDO                                3,000,000
   8,400,000   Aa2*         United Way of Metro Atlanta Project 1.65% VRDO                        8,400,000
   3,990,000   Aa2*         West End Medical Center 1.65% VRDO                                    3,990,000
  15,000,000   Aa2*         Woodward Academy Inc. Project 1.70% VRDO                             15,000,000
   7,750,000   A-1        Fulton County GA Housing Authority MFH Spring Creek
                            Crossing 1.65% VRDO                                                   7,750,000
  20,000,000   Aa3*       Gainesville GA EDA (Riverside Military Project) 1.65% VRDO             20,000,000
                          Georgia Municipal Electric & Gas Authority:
  25,000,000   A-1          Agency Project Series B 1.75% VRDO                                   25,000,000
   8,100,000   A-1          Gas Portfolio II Project Series C 1.75% VRDO                          8,100,000
   5,000,000   A-1+         Special Obligation MBIA-Insured PART 1.75% VRDO                       5,000,000
   2,800,000   NR+        Georgia State Port Authority (Colonels Terminal Project)
                            1.80% VRDO AMT                                                        2,800,000
  30,000,000   MIG 1*     Georgia State Road and Thruway Authority BAN
                            2.75% due 11/20/02                                                   30,000,000
                          Gwinnett County GA Development Authority:
   5,700,000   Aa2*         Greater Atlanta Christian Project 1.70% VRDO                          5,700,000
  20,200,000   VMIG1*       Wesleyan School Inc. Project 1.70% VRDO                              20,200,000

                       See Notes to Financial Statements.


8  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
Georgia -- 5.8% (continued)
                          Gwinnett County GA Housing Authority MFH:
$    500,000   A-1+         Post Chase Project 1.70% VRDO                                    $      500,000
   9,160,000   A-1+         Post Corners Project 1.70% VRDO                                       9,160,000
   6,000,000   Aa1*       Henry County GA Development Authority (Pacific Corp.
                            Project) 1.70% VRDO                                                   6,000,000
   1,800,000   Aa3*       Jackson County GA IDA (Snider Tire Inc. Project)
                            1.80% VRDO AMT                                                        1,800,000
   5,720,000   Aa2*       Macon-Bibb County GA Hospital Authority Medical Center
                            of Central Georgia 1.70% VRDO                                         5,720,000
  14,360,000   A-1+       Metropolitan Atlanta Rapid Transit Authority Sales Tax
                            Series B 1.65% VRDO                                                  14,360,000
  34,435,000   A-1+       Private Colleges & Universities Authority GA Emory University
                            Series SG 146 PART 1.75% VRDO                                        34,435,000
   6,200,000   A-1        Richmond County GA DFA Educational Facilities (St. Mary
                            on the Hill Project) 1.65% VRDO                                       6,200,000
                          Roswell GA Housing Authority MFH:
   1,500,000   A-1+         Greenhouse Roswell 1.65% VRDO                                         1,500,000
   6,170,000   A-1+         Roswell Oxford Project 1.75% VRDO                                     6,170,000
   3,550,000   Aa3*       Screven County GA IDA IDR (Sylvania Yarn Systems Inc.
                            Project) 1.75% VRDO AMT                                               3,550,000
   5,500,000   Aa3*       Smyrna GA Housing Authority MFH (Walton Grove Project)
                            1.75% VRDO AMT                                                        5,500,000
                          Tift County GA IDA IDR:
   3,800,000   A-1+         Burlen Corp. Project 1.80% VRDO AMT                                   3,800,000
   3,000,000   Aa3*         Queen Carpet Corp. Project Series A 1.80% VRDO AMT                    3,000,000
   4,310,000   Aa2*       Union County GA Development Authority (Boy Scouts of
                            America Atlanta Project) 1.70% VRDO                                   4,310,000
   1,800,000   NR+        Valdosta-Lowndes County GA IDA IDR (South Georgia
                            Pecan Co. Project) 1.80% VRDO AMT                                     1,800,000
-----------------------------------------------------------------------------------------------------------
                                                                                                451,920,000
-----------------------------------------------------------------------------------------------------------
Hawaii -- 0.6%
  10,225,000   A-1        Hawaii State Airport MSTC Series 01-146 FGIC-Insured
                            PART 1.78% VRDO                                                      10,225,000
                          Honolulu HI City & County GO:
  10,845,000   A-1          MSTC Series 01-119 FSA-Insured PART
                              1.60% due 10/15/02                                                 10,845,000
  20,000,000   A-1+         Series 2001C FGIC-Insured 2.85% due 12/4/02 (b)                      20,027,464
   8,145,000   A-1+         Series A 1.65% VRDO                                                   8,145,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 49,242,464
-----------------------------------------------------------------------------------------------------------
Idaho -- 0.2%
  15,000,000   SP-1+      Idaho State TAN 3.00% due 6/30/03                                      15,150,646
-----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


9  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
Illinois -- 8.1%
$ 15,660,000   A-1+       Central Lake Community IL Joint Action Water Agency
                            PART FGIC-Insured 1.75% VRDO                                     $   15,660,000
                          Chicago IL:
  28,940,000   AAA          Board of Education MSTC Series 71 FGIC-Insured
                              PART 1.58% VRDO                                                    28,940,000
                            GO:
   5,090,000   A-1            MSTC Series 9012 FGIC-Insured PART 1.83% VRDO                       5,090,000
   6,325,000   A-1+           Series A 1.50% due 10/16/02 TECP                                    6,325,000
  15,000,000   A-1+           Series B FGIC-Insured 1.68% VRDO                                   15,000,000
   8,600,000   A-1+           Series SGA-99 PART 1.75% VRDO                                       8,600,000
   9,760,000   A-1          O'Hare International Airport MSTC Series 158
                              AMBAC-Insured PART 1.78% VRDO AMT                                   9,760,000
   8,350,000   AAA          Sales Tax Series SG-131 FGIC-Insured PART 1.75% VRDO                  8,350,000
  28,200,000   A-1+         Tax Increment Senior Lien Series A 1.70% VRDO                        28,200,000
  33,405,000   SP-1+        Tender Notes Series 99 1.90% due 10/31/02                            33,405,000
  46,040,000   Aaa*         Water Authority Munitops Series 98-4E FGIC-Insured
                              PART 1.75% VRDO                                                    46,040,000
                          Cook County IL GO:
  35,000,000   A-1+         Capital Improvement Series B 1.59% VRDO                              35,000,000
  19,657,000   Aaa*         Munitops Series 98-14 FGIC-Insured PART 1.75% VRDO                   19,657,000
   3,500,500   Aaa*         Series 458 FGIC-Insured 1.76% VRDO                                    3,500,500
   8,235,000   A-1+         Series SGA-3 MBIA-Insured PART 1.75% VRDO                             8,235,000
                          Cook County IL IDR:
   2,250,000   A-1          Kenneth Properties Project 1.76% VRDO AMT                             2,250,000
   4,455,000   A-1          Little Lady Foods Inc. Project 1.76% VRDO AMT                         4,455,000
   2,195,000   Aa3*       Crawford County IL Manufacturing Facilities Fair-Rite
                            Products Corp. 1.80% VRDO AMT                                         2,195,000
                          Du Page IL Transportation MSTC FSA-Insured PART:
  18,010,000   A-1          Series 139 1.40% VRDO                                                18,010,000
   9,995,000   A-1          Series 140 1.40% VRDO                                                 9,995,000
                          Illinois DFA:
                            IDR:
   3,260,000   A-1+           6 West Hubbard Street 1.45% VRDO AMT                                3,260,000
   4,000,000   NR+            Delta Unibus Corp. Project 1.85% VRDO AMT                           4,000,000
      40,000   A-1+           F.C. Ltd. Partnership Project 1.64% VRDO AMT                           40,000
   4,765,000   A-1            General Converting Inc. Project Series A
                                1.76% VRDO AMT                                                    4,765,000
   5,000,000   A-1+           Prairie Packaging Inc. Project 1.76% VRDO AMT                       5,000,000
   3,420,000   A-1+           Profile Plastics Project 1.76% VRDO AMT                             3,420,000
   3,000,000   A-1+           Roll Service Inc. Project 1.90% VRDO AMT                            3,000,000
   3,000,000   A-1            Universal Press Inc. Project Series A 1.76% VRDO AMT                3,000,000
  10,700,000   A-1+         Metropolitan Family Services 1.70% VRDO                              10,700,000
   4,500,000   A-1          Oak Park Resource Corp. Project 1.68% VRDO                            4,500,000
  12,000,000   A-1          Presbyterian Home Lake Project Series A FSA-Insured
                              1.70% VRDO                                                         12,000,000

                       See Notes to Financial Statements.


10  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
Illinois -- 8.1% (continued)
                          Illinois EFA:
$ 14,350,000   A-1          Benedictine University Project 1.68% VRDO                        $   14,350,000
                            University of Chicago TECP:
   9,000,000   A-1+           1.60% due 8/1/03                                                    9,000,000
   8,000,000   A-1+           1.65% due 7/1/03                                                    8,000,000
   2,680,000   A-1+       Illinois HDA Community Howard Theatre 1.76% VRDO AMT                    2,680,000
                          Illinois Health Facilities Authority:
   9,810,000   A-1+         Alexian Brothers Medical Center Series D MBIA-Insured
                              1.30% due 10/7/02 TECP                                              9,810,000
   3,700,000   A-1          Carle Foundation AMBAC-Insured 1.70% VRDO                             3,700,000
                            Franciscan Eldercare Services:
  14,300,000   A-1            1.70% VRDO                                                         14,300,000
   3,000,000   A-1            Series C 1.75% VRDO                                                 3,000,000
  21,100,000   A-1          Lutheran St. Ministries Series B 1.70% VRDO                          21,100,000
                            Pekin Memorial Health:
   1,200,000   Aa3*           Series 97 1.80% VRDO                                                1,200,000
   3,840,000   Aa3*           Series B 1.80% VRDO                                                 3,840,000
     800,000   Aa3*           Series C 1.80% VRDO                                                   800,000
  20,000,000   A-1+         Revolving Fund Pooled Loan Series B 1.70% VRDO                       20,000,000
   6,400,000   A-1+         Swedish Covenant Hospital Project AMBAC-Insured
                              1.70% VRDO                                                          6,400,000
   6,500,000   MIG 1*     Illinois Rural Bond Bank Revenue Public Projects Construction
                            Notes 3.00% due 7/15/03                                               6,570,652
   4,275,000   Aaa*       Illinois State GO Series 214 MBIA-Insured 1.76% VRDO                    4,275,000
                          Illinois State Toll Highway Authority:
  34,300,000   A-1          MSTC Series 98-67 FSA-Insured PART 1.75% VRDO                        34,300,000
   9,100,000   A-1+         Series 98B FSA-Insured 1.70% VRDO                                     9,100,000
   1,500,000   Aaa*       Illinois Student Assistance Commission Student Loan Revenue
                            Series A MBIA-Insured 1.80% VRDO AMT                                  1,500,000
   3,500,000   A-1+       Lisle IL MFH (Ashley of Lisle Project) 1.70% VRDO                       3,500,000
   3,300,000   A-1        Lockport IL IDR (Panduit Corp. Project) 1.80% VRDO AMT                  3,300,000
   8,770,000   A-1        Metropolitan Pier & Exposition Authority IL MSTC Series 2024
                            FGIC-Insured PART 1.83% VRDO                                          8,770,000
   4,300,000   A-1+       Naperville IL Heritage YMCA Group Inc. 1.70% VRDO                       4,300,000
   1,820,000   A-1+       Oak Lawn IL IDR (Lavergne Partners Project) 1.76% VRDO AMT              1,820,000
   5,250,000   Aa3*       Pekin IL IDR (BOC Group Inc. Project) 1.76% VRDO                        5,250,000
   6,300,000   A-1+       Plainfield IL IDR (PM Venture Inc. Project) 1.64% VRDO AMT              6,300,000
                          Regional Transportation Authority of Illinois:
   4,920,000   NR+          MERLOT Series A73 MBIA-Insured 1.75% VRDO                             4,920,000
  15,735,000   NR+          Series SGA-29 FGIC-Insured PART 1.75% VRDO                           15,735,000
   6,400,000   A-1+       Schaumberg IL MFH (Windsong Apartments Project)
                            1.68% VRDO                                                            6,400,000
   4,400,000   A-1+       Tinley Park IL MFH Edgewater Walk IIIA & IIIB
                            1.68% VRDO                                                            4,400,000

                       See Notes to Financial Statements.


11  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
Illinois -- 8.1% (continued)
                          University of Illinois:
$ 16,145,000   A-1          COP MSTC Series 9031 AMBAC-Insured PART
                              1.83% VRDO                                                     $   16,145,000
  14,200,000   A-1+         Health Services Facilities Systems Series B 1.70% VRDO               14,200,000
-----------------------------------------------------------------------------------------------------------
                                                                                                631,318,152
-----------------------------------------------------------------------------------------------------------
Indiana -- 2.9%
   1,385,000   Aa3*       Bluffton IN IDR (Snider Tire Inc. Project) 1.80% VRDO AMT               1,385,000
   4,000,000   Aa3*       Crawfordsville IN IDR (National Services Inc. Project)
                            1.70% VRDO                                                            4,000,000
                          Fort Wayne IN:
   4,100,000   P-1*         EDR (Technology Project) 1.80% VRDO AMT                               4,100,000
                            Hospital Parkview Memorial Series 1997 PART:
   1,765,000   A-1            AMBAC-Insured 1.73% VRDO                                            1,765,000
   9,980,000   A-1            MBIA-Insured 1.73% VRDO                                             9,980,000
   2,754,000   VMIG1*     Franklin IN EDR Pedcor Investments 1.83% VRDO AMT                       2,754,000
  15,000,000   SP-1+      Indiana Bond Bank Series A-2 2.25% due 1/22/03                         15,027,454
                          Indiana Health Facilities Finance Authority:
                            Ascension Health Credit:
  21,690,000   A-1+           Series B 1.70% VRDO                                                21,690,000
  12,000,000   A-1+           Series GP-A-2 1.83% due 7/3/03                                     12,000,000
  14,500,000   A-1+         Capital Access Designated Pool 1.70% VRDO                            14,500,000
   6,400,000   A-1+         Community Hospital Project Series B 1.70% VRDO                        6,400,000
  14,000,000   A-1          Franciscan Eldercare Project Series B 1.70 VRDO                      14,000,000
   4,000,000   A-1+         Golden Years Homestead Series A 1.70% VRDO                            4,000,000
   4,000,000   A-1        Indiana Hospital Equipment Finance Authority Series 85-A
                            MBIA-Insured 1.70% VRDO                                               4,000,000
   4,695,000   A-1        Indiana University Student Residence System 1.65% VRDO                  4,695,000
                          Indianapolis IN EDA:
   4,100,000   Aa3*         Herff Jones Inc. Project 1.76% VRDO AMT                               4,100,000
   7,490,000   NR+          Pedcor Waterfront Investments Series 99A
                              1.85% VRDO AMT                                                      7,490,000
   2,080,000   Aa2*       Jeffersonville IN EDA (Apollo America Corp. Project)
                            1.80% VRDO AMT                                                        2,080,000
  39,500,000   A-1+       Petersburg IN PCR Indiana Power & Light Co. Series B
                            AMBAC-Insured 1.70% VRDO                                             39,500,000
  47,900,000   A-1+       Vernon IN PCR Solid Waste General Electric Co.
                            Series 89A 1.25% due 10/4/02 AMT TECP                                47,900,000
   6,525,000   A-1        Warren Township IN Vision 2005 School Building
                            Series A52 FGIC-Insured PART 1.75% VRDO                               6,525,000
-----------------------------------------------------------------------------------------------------------
                                                                                                227,891,454
-----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


12  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
Iowa -- 0.9%
                          Iowa Finance Authority:
$  8,175,000   A-1+         Hospital Facilities Iowa Health Systems Series B
                              AMBAC-Insured 1.75% VRDO                                       $    8,175,000
   3,830,000   P-1*         IDR (Sauer Sundstrand Co. Project) 1.75% VRDO AMT                     3,830,000
   2,000,000   Aaa*         MFH (Cedarwood Hills Project) Series A 1.90% VRDO AMT                 2,000,000
   6,000,000   A-1+         Small Business Development Project 1.65% VRDO                         6,000,000
   3,600,000   A-1+       Iowa Higher Education Authority Private College
                            MBIA-Insured 1.75% VRDO                                               3,600,000
  17,000,000   SP-1+      Iowa State School Cash Anticipation Program TRAN
                            FSA-Insured 2.75% due 6/20/03                                        17,132,029
   4,995,000   NR+        Iowa Student Loan Liquidity Corp. Series 968 PART
                            1.60% due 8/7/03                                                      4,995,000
   7,300,000   A-1+       Linn County IA IDR (Highway Equipment Co. Project)
                            1.90% VRDO AMT                                                        7,300,000
  13,495,000   A-1        Iowa State Vision Special Fund MSTC Series 2001-173
                            MBIA-Insured PART 1.60% due 10/15/02                                 13,495,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 66,527,029
-----------------------------------------------------------------------------------------------------------
Kansas -- 0.2%
  12,500,000   A-1+       Kansas State Department of Transportation Highway
                            Series C-2 1.65% VRDO                                                12,500,000
   1,625,000   Aa3*       Lawrence KS IDR (Ram Co. Project) Series A
                            1.80% VRDO AMT                                                        1,625,000
   3,000,000   A-1+       Olathe KS Health Facilities Olathe Medical Center Series A
                            AMBAC-Insured 2.15% VRDO                                              3,000,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 17,125,000
-----------------------------------------------------------------------------------------------------------
Kentucky -- 1.6%
  11,000,000   A-1+       Campbell & Kenton County KY Sanitation District No. 1
                            MSTC Series SGA 130 FSA-Insured 1.75% VRDO                           11,000,000
                          Davies County KY Exempt Facilities:
   3,000,000   A-1+         Kimberly-Clark Corp. Project 1.75% VRDO AMT                           3,000,000
                            Scott Paper Co. Project:
   1,850,000   A-1+           Series A 1.75% VRDO AMT                                             1,850,000
   4,800,000   A-1+           Series B 1.75% VRDO AMT                                             4,800,000
   8,000,000   VMIG1*     Fulton County KY United Healthcare 1.72% VRDO                           8,000,000
   4,400,000   NR+        Hancock County KY Industrial Building (Southwire Co.
                            Project) Series A 1.90% VRDO                                          4,400,000
  15,000,000   SP-1       Kentucky Association of Counties TRAN 3.00% due 6/30/03                15,145,041
  13,000,000   SP-1+      Kentucky Interlocal School Transportation Association TRAN
                            3.00% due 6/30/03                                                    13,129,589
   2,990,000   A-1        Kentucky State Properties & Buildings MSTC Series 9027A
                            FSA-Insured 1.83% VRDO                                                2,990,000
  25,000,000   A-1+       Kentucky State Turnpike Authority Series 567 FSA-Insured
                            1.76% VRDO                                                           25,000,000

                       See Notes to Financial Statements.


13  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
Kentucky -- 1.6% (continued)
$ 16,000,000   A-1+       Lexington KY Center Corp. Mortgage Series A
                            AMBAC-Insured 1.70% VRDO                                         $   16,000,000
  18,930,000   A-1+       Louisville & Jefferson County KY Metropolitan Sewer & Drain
                            System Series SG 132 PART FGIC-Insured 1.75% VRDO                    18,930,000
   3,500,000   A-1+       Owensboro KY IDR West Irving Die Castings
                            1.76% VRDO AMT                                                        3,500,000
-----------------------------------------------------------------------------------------------------------
                                                                                                127,744,630
-----------------------------------------------------------------------------------------------------------
Louisiana -- 0.8%
   2,265,000   Aa1*       Louisiana HFA MFH New Orleans 1.75% VRDO                                2,265,000
                          Louisiana Local Government Environmental Facilities
                            Development Authority (BASF Corp. Project):
   8,000,000   A-1+           1.80% VRDO AMT                                                      8,000,000
   6,000,000   A-1+           Series A 1.80% VRDO AMT                                             6,000,000
  15,000,000   A-1+           Series B 1.70% VRDO                                                15,000,000
   5,435,000   NR+        Louisiana PFA Christus Healthcare Series 99B AMBAC-Insured
                            1.30% due 10/9/02 TECP                                                5,435,000
  18,370,000   A-1+       New Orleans LA Aviation Board Series B MBIA-Insured
                            1.65% VRDO                                                           18,370,000
   5,000,000   Aa3*       Ouachita Parish LA IDB IDR (Sulzer Escher Wyss Inc. Project)
                            1.75% VRDO AMT                                                        5,000,000
     800,000   NR+        Vermillion Parish LA IDR (Garan Inc. Project)
                            1.85% VRDO AMT                                                          800,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 60,870,000
-----------------------------------------------------------------------------------------------------------
Maine -- 0.5%
   4,900,000   A-1        Auburn ME Revenue Obligation (Morse Brothers Inc. Project)
                            1.85% VRDO AMT                                                        4,900,000
   2,135,000   NR+        Gorham ME Revenue Obligation (Montalvo Properties
                            LLC Project) Series A 1.85% VRDO AMT                                  2,135,000
  20,000,000   SP-1+      Maine State GO TAN 2.25% due 6/30/03                                   20,110,459
   8,000,000   A-1+       Maine State Housing Authority Series E-2
                            1.65% due 7/15/03 AMT                                                 8,000,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 35,145,459
-----------------------------------------------------------------------------------------------------------
Maryland -- 4.2%
  22,040,000   NR+        Baltimore County MD (Oak Crest Village Inc. Project)
                            Series A 1.65% VRDO                                                  22,040,000
                          Baltimore MD:
                            GO:
  29,500,000   NR+            Public Improvement Series 95 1.30% due 12/12/02 TECP               29,500,000
   7,505,000   A-1+           Series PT-364 PART 1.40% due 2/20/03                                7,505,000
  11,450,000   A-1+         IDA Capital Acquisition 1.70% VRDO                                   11,450,000
     575,000   A-1        Calvert County MD EDA Asbury Salomons Inc. 1.70% VRDO                     575,000
   3,400,000   A-1        Frederick County MD Retirement Community Buckinghams
                            Choice 1.70% VRDO                                                     3,400,000

                       See Notes to Financial Statements.


14  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
Maryland -- 4.2% (continued)
$ 18,900,000   A-1+       Gaithersburg MD EDA Asbury Methodist Village Inc.
                            MBIA-Insured 1.70% VRDO                                          $   18,900,000
                          Howard County MD:
   2,120,000   A-1+         IDR Preston County Ltd. Partnership 1.60% VRDO AMT                    2,120,000
  10,449,000   A-1+         MFH Series 1021 PART 1.76% VRDO                                      10,449,000
   8,940,000   A-1        Maryland CDA MSTC Series 1999-76 FSA-Insured
                            PART 1.44% VRDO                                                       8,940,000
                          Maryland State EDC:
   4,000,000   Aa3*         College Park LLC Series A 1.70% VRDO                                  4,000,000
  11,815,000   A-1          Student Housing (MD Baltimore County Project)
                              1.65% VRDO                                                         11,815,000
                          Maryland State GO PART:
   9,575,000   A-1+         Series 389 1.40% due 2/20/03                                          9,575,000
  20,850,000   A-1+         Series 390 1.70% due 7/10/03                                         20,850,000
  82,085,000   A-1+       Maryland State Stadium Authority Sports Facilities Lease
                            1.80% VRDO AMT                                                       82,085,000
                          Montgomery County MD:
                            EDA Howard Hughes Medical Institute:
  23,500,000   A-1+           Series A 1.67% VRDO                                                23,500,000
  25,500,000   A-1+           Series B 1.69% VRDO                                                25,500,000
  25,500,000   A-1+           Series C 1.67% VRDO                                                25,500,000
   6,265,000   A-1+         GO Series PT-401 PART 1.40% due 2/20/03                               6,265,000
-----------------------------------------------------------------------------------------------------------
                                                                                                323,969,000
-----------------------------------------------------------------------------------------------------------
Massachusetts -- 1.4%
  13,000,000   MIG 1*     Clinton MA BAN 2.25% due 2/06/03                                       13,025,074
                          Massachusetts State DFA:
   2,750,000   NR+          Assisted Living Facility (Whalers Cove Project)
                              Series A 1.70% VRDO                                                 2,750,000
   7,750,000   A-1          Carleton-Willard Village 1.70% VRDO                                   7,750,000
   1,439,000   Aa3*         Dean College 1.70% VRDO                                               1,439,000
   1,400,000   A-1+         Draper Laboratory MBIA-Insured 1.75% VRDO                             1,400,000
                            IDR:
   3,500,000   A-1            Leaktite Corp. 1.75% VRDO AMT                                       3,500,000
   3,445,000   A-1            Kayem Foods Inc. 1.75% VRDO AMT                                     3,445,000
   2,400,000   A-1            Metalcrafters Inc. Series 99 1.75% VRDO AMT                         2,400,000
   3,500,000   A-1+         Solid Waste Disposal (Newark Group Project)
                              Series A 1.70% VRDO AMT                                             3,500,000
   5,000,000   A-1          WGBH Educational Foundation Series B 1.65% VRDO                       5,000,000
                          Massachusetts State GO Series B:
   1,400,000   A-1+         1.65% VRDO                                                            1,400,000
   6,800,000   A-1+         1.70% VRDO                                                            6,800,000

                       See Notes to Financial Statements.


15  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
Massachusetts -- 1.4% (continued)
                          Massachusetts State HEFA:
$  1,330,000   A-1+         Hallmark Health Systems Series B FSA-Insured
                              1.65% VRDO                                                     $    1,330,000
   3,500,000   Aaa*         MERLOT Series WW 1.65% due 7/1/35                                     3,500,000
   2,100,000   A-1+         Partners Healthcare System Series P-1 FSA-Insured
                              1.65% VRDO                                                          2,100,000
                          Massachusetts State IFA:
   6,095,000   A-1          Healthcare Facilities Jewish Geriatric Services 1.65% VRDO            6,095,000
   1,400,000   A-1          Higher Education Southern New England School of
                              Law 1.70% VRDO                                                      1,400,000
   1,900,000   Aaa*         Milton Academy MBIA-Insured 1.75% VRDO                                1,900,000
   1,750,000   A-1          Society for Prevention of Cruelty to Animals
                              1.70% VRDO AMT                                                      1,750,000
                          Massachusetts State Water Resource Authority :
   3,500,000   NR+          Series 94 1.45% due 11/12/02 TECP                                     3,500,000
   3,000,000   NR+          Series 95 1.35% due 12/12/02 TECP                                     3,000,000
   7,400,000   A-1+         Series C FGIC-Insured 1.65% VRDO                                      7,400,000
   2,400,000   A-1+         Sub. Series B 1.60% VRDO                                              2,400,000
   5,000,000   A-1+         Sub. Series D 2.00% VRDO                                              5,000,000
  11,650,000   MIG 1*     Westwood MA BAN 3.00% due 8/7/03                                       11,796,147
-----------------------------------------------------------------------------------------------------------
                                                                                                103,580,221
-----------------------------------------------------------------------------------------------------------
Michigan -- 3.6%
   5,300,000   Aa3*       Detroit MI Downtown Development Authority (Millender
                            Center Project) 1.70% VRDO                                            5,300,000
   7,053,000   A-1+       Detroit MI EDA Waterfront Reclamation Series A 1.70% VRDO               7,053,000
                          Detroit MI Sewer Disposal FGIC-Insured:
  18,560,000   A-1+         Series C2 1.65% VRDO                                                 18,560,000
  11,000,000   A-1+         Series E2 2.12% due 10/03/02                                         11,000,000
   2,050,000   A-1+       Eastern Michigan University FGIC-Insured 2.15% VRDO                     2,050,000
   6,655,000   A-1        Hartland MI School District MSTC Series 01-127
                            PART 1.73% VRDO                                                       6,655,000
  10,500,000   A-1+       Holt MI Public Schools Series B 1.65% VRDO                             10,500,000
  36,000,000   A-1+       Michigan State Building Authority Facilities Program
                            Series I 1.65% VRDO                                                  36,000,000
  16,500,000   NR+        Michigan State Building Authority Series 1
                            1.30% due 10/24/02 TECP                                              16,500,000
                          Michigan State GAN FSA-Insured:
  18,000,000   A-1+         Series C 1.65% VRDO                                                  18,000,000
  25,000,000   A-1+         Series D 1.65% VRDO                                                  25,000,000
  10,000,000   A-1+         Series D 1.75% VRDO                                                  10,000,000
   1,900,000   Aa2*       Michigan State HDA Limited Obligation Pine Ridge
                            1.65% VRDO                                                            1,900,000
                          Michigan State HDA Rental Housing MBIA-Insured:
  21,000,000   A-1+         Series A 1.75% VRDO AMT                                              21,000,000
  29,735,000   A-1+         Series B 1.70% VRDO                                                  29,735,000

                       See Notes to Financial Statements.


16  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
Michigan -- 3.6% (continued)
                          Michigan State Strategic Fund:
$ 12,045,000   Aaa*         Village at Brighton LLC Project 1.70% VRDO                       $   12,045,000
  10,680,000   Aaa*         Village at Fort Gratiot LLC Project Series A 1.70% VRDO              10,680,000
  10,000,000   Aaa*         Village at Muskegon LLC Project 1.70% VRDO                           10,000,000
   9,560,000   A-1+       Milan MI Area Schools Series B 1.65% VRDO                               9,560,000
   7,000,000   Aa3*       Saline MI EDA (Associate Spring Project) Series 88
                            1.85% VRDO AMT                                                        7,000,000
   6,000,000   A-1        Southfield Michigan EDA (Lawrence Technical University
                            Project) 1.70% VRDO                                                   6,000,000
   8,000,000   A-1+       University of Michigan 1.65% VRDO                                       8,000,000
      60,000   A-1+       Wayne Charter County Airport Series A 1.80% VRDO AMT                       60,000
-----------------------------------------------------------------------------------------------------------
                                                                                                282,598,000
-----------------------------------------------------------------------------------------------------------
Minnesota -- 0.7%
   2,545,000   A-1+       Bloomington MN MFH Norlan Partners LP Series A-1
                            1.90% VRDO                                                            2,545,000
   2,600,000   Aa2*       Hennepin County MN HDA MFH Loring Park Apartments
                            1.95% VRDO AMT                                                        2,600,000
   6,800,000   A-1        Hubbard County MN Solid Waste Disposal (Potlatch Corp.
                            Project) 1.70% VRDO AMT                                               6,800,000
   9,000,000   A-1+       Minneapolis & St. Paul MN Airport Series SGA 127
                            FGIC-Insured PART 1.75% VRDO                                          9,000,000
   8,300,000   AAA        Minneapolis MN GO Variable Purposes 3.00% due 12/2/02                   8,322,156
  22,500,000   SP-1+      Minneapolis MN Special School District No. 1 AID Anticipated
                            Certificates 1.75% due 1/31/03                                       22,534,200
-----------------------------------------------------------------------------------------------------------
                                                                                                 51,801,356
-----------------------------------------------------------------------------------------------------------
Miscellaneous -- 0.7%
                          Clipper Tax Exempt Certificates PART:
  12,922,088   Aa3*         Series 1992-2 1.98% VRDO AMT                                         12,922,088
  36,960,000   Aa3*         Series A FSA-Insured 1.93% VRDO                                      36,960,000
   1,070,000   A-1+       Pooled Puttable Floating Options Tax-Exempt PART
                            AMBAC-Insured 1.93% VRDO                                              1,070,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 50,952,088
-----------------------------------------------------------------------------------------------------------
Mississippi -- 0.2%
                          Mississippi Business Finance Corp. (Mississippi College Project):
  10,000,000   NR+          Series A 1.70% VRDO                                                  10,000,000
   3,800,000   NR+          Series B 1.70% VRDO                                                   3,800,000
   3,300,000   NR+        Washington County MS IDR (La-Z-Boy Chair Co. Project)
                            1.80% VRDO AMT                                                        3,300,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 17,100,000
-----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


17  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
Missouri -- 2.2%
$ 15,000,000   SP-1+      Curators University Missouri Capital Projects Series
                            2002-2003 3.00% due 6/30/03                                      $   15,154,009
   1,705,000   NR         Joplin MO IDA Smith & Smith Investments 1.80% VRDO AMT                  1,705,000
                          Kansas City MO:
                            IDA:
   2,000,000   A-1+           Ewing Marion Kaufman Foundation 2.10% VRDO                          2,000,000
                              MFH:
   6,200,000   A-1              Crooked Creek Apartments Project Series A
                                  1.76% VRDO AMT                                                  6,200,000
   3,260,000   Aaa*             Gatehouse Apartments Project 1.70% VRDO                           3,260,000
   3,125,000   AAA          Passenger Facilities AMBAC-Insured 5.00% due 4/1/03 AMT               3,182,374
                          Missouri HEFA:
   1,215,000   VMIG 1*      Assemblies of God College 1.70% VRDO                                  1,215,000
  14,800,000   A-1+         Barnes Hospital Project 1.70% VRDO                                   14,800,000
   4,100,000   NR+          Model Cities Health Corp. 1.70% VRDO                                  4,100,000
                            School District Advance Funding Program:
   5,000,000   SP-1+          Cape Girardeau Series D 2.25% due 10/24/03                          5,033,900
   3,300,000   SP-1+          Jefferson Series I 2.25% due 10/24/03                               3,322,374
   6,000,000   SP-1+          Liberty 53 Series J 2.25% due 10/24/03                              6,000,000
  10,000,000   A-1+         Stowers Institute Medical Research 1.70% VRDO                        10,000,000
   4,000,000   A-1+       Missouri State Environmental Improvement & Energy
                            Resource Authority (Utilicorp United Inc. Project)
                            1.80% VRDO AMT                                                        4,000,000
                          Range County Health TECP:
  15,000,000   NR+          1.45% due 10/28/02                                                   15,000,000
  25,000,000   NR+          1.50% due 10/29/02                                                   25,000,000
                          St. Charles County MO IDA IDR FNMA-Collateralized:
     600,000   A-1+         Casalon Apartments Project 1.68% VRDO                                   600,000
   2,300,000   A-1+         Remington Apartments Project 1.68%VRDO                                2,300,000
                          St. Louis MO:
  11,395,000   A-1+         Airport FGIC-Insured PART 1.78% VRDO AMT                             11,395,000
  20,000,000   SP-1+        General Fund TRAN 2.875% due 6/26/03                                 20,174,051
   9,500,000   NR+          IDA MFH (Parque Carondelet Apartment Project)
                              1.83% VRDO AMT                                                      9,500,000
   4,000,000   NR+        Versailles MO IDA IDR (Gates Rubber Co. Project)
                            1.62% VRDO                                                            4,000,000
-----------------------------------------------------------------------------------------------------------
                                                                                                167,941,708
-----------------------------------------------------------------------------------------------------------
Montana -- 0.2%
   3,925,000   A-1+       Montana State EDA Farmers Union Central Exchange
                            1.80% VRDO AMT                                                        3,925,000
   8,085,000   A-1+       Montana State Health Facilities Authority Revenue Health
                            Care Pooled Loan Program Series A 1.70% VRDO                          8,085,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 12,010,000
-----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


18  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
Nebraska -- 0.5%
$  4,500,000   AAA        Nebhelp Inc. Student Loan Series B MBIA-Insured
                            1.70% VRDO                                                          $ 4,500,000
                          Nebraska Helpers Inc. PART:
   4,495,000   Aaa*         Series 517 PART 1.85% VRDO AMT                                        4,495,000
   5,400,000   A-1+         Series B MBIA-Insured 1.80% VRDO AMT (c)                              5,400,000
                          Nebraska IFA:
   6,000,000   A-1          MFH (Riverbend Apartments Project) 1.76% VRDO AMT                     6,000,000
  19,995,000   A-1          SFH MERLOT Series A PART 1.80% VRDO AMT                              19,995,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 40,390,000
-----------------------------------------------------------------------------------------------------------
Nevada -- 1.0%
  21,720,000   Aaa*       Clark County NV School District Munitops Series 33
                            FSA-Insured PART 1.40% due 12/11/02                                  21,720,000
                          Las Vegas Valley Water Series A TECP:
  11,600,000   A-1+         1.45% due 10/7/02                                                    11,600,000
   3,000,000   A-1+         1.45% due 10/8/02                                                     3,000,000
                          Nevada Housing Division:
   3,500,000   Aa2*         Multi Unit Housing Series A 1.75% VRDO AMT                            3,500,000
  22,245,000   A-1+         Park Vista Apartments 1.70% VRDO                                     22,245,000
   4,460,000   Aaa*       Nevada Municipal Bond Bank Munitop MBIA-Insured
                            PART 1.75% VRDO                                                       4,460,000
  11,000,000   A-1+       Nevada State GO PART 1.75% VRDO                                        11,000,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 77,525,000
-----------------------------------------------------------------------------------------------------------
New Hampshire -- 0.9%
                          New Hampshire HEFA:
  40,360,000   A-1+         Darmouth Hitchcock Series A 1.65% VRDO                               40,360,000
   8,000,000   A-1          Kendal at Hanover 1.65% VRDO                                          8,000,000
   5,985,000   A-1+       New Hampshire Higher HEFA Mary Hitchcock Series 85-D
                            1.65% VRDO                                                            5,985,000
                          New Hampshire State Business Finance Authority:
  14,000,000   A-1+         Lonza Biologics Inc. Series 98 1.78% VRDO AMT                        14,000,000
   2,200,000   A-1+         Luminescent Systems Inc. 1.75% AMT                                    2,200,000
   1,870,000   A-1          Park Nameplate Co. 1.85% VRDO AMT                                     1,870,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 72,415,000
-----------------------------------------------------------------------------------------------------------
New Jersey -- 0.9%
     700,000   A-1        New Jersey State GO MSTC Series 174A PART 2.00% VRDO                      700,000
  54,000,000   SP-1+      New Jersey State TRAN  3.00% due 6/12/03                               54,563,457
  12,325,000   A-1+       New Jersey State Transportation Trust Fund Authority
                            Series PA 802 FSA-Insured 1.95% due 5/8/03                           12,325,000
   1,700,000   A-1+       Salem County NJ PCR Atlantic City Electric Co. Series A
                            MBIA-Insured 1.50% VRDO                                               1,700,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 69,288,457
-----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


19  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
New Mexico -- 0.3%
$ 15,000,000   MIG 1*     Bernalillo County NM TRAN 3.00% due 6/30/03                          $ 15,171,012
                          New Mexico State Hospital Equipment Loan Council:
   5,125,000   Aaa*         Pooled Loan Program Series A 2.25% VRDO                               5,125,000
   4,000,000   Aa1*         Series B 1.75% VRDO AMT                                               4,000,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 24,296,012
-----------------------------------------------------------------------------------------------------------
New York -- 1.6%
  13,500,000   A-1+       New York State Energy Research & Development Authority
                            PCR 1.60% due 3/15/03                                                13,500,000
  10,000,000   NR+        New York State Power Authority Series 2
                            1.35% due 10/2/02 TECP                                               10,000,000
                          NYC Municipal Water TECP:
  11,700,000   NR+          1.30% due 11/13/02                                                   11,700,000
  10,300,000   NR+          1.40% due 10/8/02                                                    10,300,000
  26,000,000   SP-1+      NYC TFA Recovery Notes Series A 3.25% due 10/2/02                      26,000,801
  50,000,000   MIG 1*     Triborough Bridge & Tunnel Authority Series N15
                            PART 1.40 due 11/6/02                                                50,000,000
-----------------------------------------------------------------------------------------------------------
                                                                                                121,500,801
-----------------------------------------------------------------------------------------------------------
North Carolina -- 2.5%
  10,000,000   A-1+       Albemarle NC Hospital Authority Healthcare Facilities
                            1.65% VRDO                                                           10,000,000
   4,500,000   Aa3*       Iredell County NC PCR (Valspar Corp. Project)
                            1.85% VRDO AMT                                                        4,500,000
   9,505,000   A-1        Mecklenburg County NC Lease YMCA 1.70% VRDO                             9,505,000
   3,500,000   Aa3*       North Carolina Agricultural Finance Authority (Coastal
                            Carolina Gin Project) 1.75% VRDO AMT                                  3,500,000
                          North Carolina Capital Facilities Finance Agency:
                            Elon College:
   4,620,000   NR+            Series A 1.65% VRDO                                                 4,620,000
   5,305,000   NR+            Series B 1.65% VRDO                                                 5,305,000
  14,950,000   A-1          Fayetteville State University Student Housing 1.65% VRDO             14,950,000
   7,500,000   NR+          Goodwill Community Foundation Project 1.70% due 1/4/22                7,500,000
   9,000,000   NR+          Wolfpack University Project 1.70% VRDO                                9,000,000
                          North Carolina EFA:
   9,675,000   A-1          Charlotte Latin School 1.65% VRDO                                     9,675,000
   9,500,000   A-1          Johnson C. Smith University 1.65% VRDO                                9,500,000
   7,560,000   NR+          Providence Day School 1.70% VRDO                                      7,560,000
   6,745,000   NR+          Queens College Series A 1.70% VRDO                                    6,745,000
  10,480,000   Aa1*         Warren Wilson College 1.75% VRDO                                     10,480,000

                       See Notes to Financial Statements.


20  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
North Carolina -- 2.5% (continued)
                          North Carolina Medical Care Community Health Care Facilities:
$  1,100,000   NR+          Lexington Memorial Hospital 1.95% VRDO                           $    1,100,000
   8,420,000   NR+          Lutheran Retirement Project 1.70% VRDO                                8,420,000
   3,900,000   A-1+         Park Ridge Hospital Project 1.70% VRDO                                3,900,000
  14,505,000   Aa3*         Randolph Hospital Inc. Project 1.65% VRDO                            14,505,000
   6,601,000   A-1          Retirement Community 1.70% VRDO                                       6,601,000
   5,000,000   Aaa*         Union Regional Medical Center Project Series B
                              1.70% due 1/1/32                                                    5,000,000
   3,925,000   NR+        Robeson County NC IFA & PCFA (Rocco Turkeys Inc. Project)
                            1.80% VRDO AMT                                                        3,925,000
   1,600,000   A-1        Rowan County NC IDR PCR (Doubles LLC Project)
                            Series 98 1.85% VRDO AMT                                              1,600,000
                          Winston-Salem NC COP:
   5,000,000   A-1          1.70% VRDO                                                            5,000,000
  18,000,000   A-1+         1.70% VRDO                                                           18,000,000
  10,400,000   A-1          Municipal Leasing Corp. 1.70% VRDO                                   10,400,000
-----------------------------------------------------------------------------------------------------------
                                                                                                191,291,000
-----------------------------------------------------------------------------------------------------------
North Dakota -- 0.0%
   3,600,000   A-1        Mercer County ND PCR (Minnesota Power Inc. Project)
                            Series 99 1.68% VRDO                                                  3,600,000
-----------------------------------------------------------------------------------------------------------
Ohio -- 3.0%
                          Cuyahoga County OH Hospital:
                            Cleveland Clinic Foundation:
   2,540,000   A-1+           AMBAC-Insured Series B 1.70% VRDO                                   2,540,000
   5,505,000   A-1+           Series A 1.75% VRDO                                                 5,505,000
  59,690,000   A-1+           Series B 1.75% VRDO                                                59,690,000
  39,845,000   A-1+           Series C 1.75% VRDO                                                39,845,000
  21,500,000   A-1+         University Hospital Health System Series 99E
                              AMBAC-Insured 1.70% VRDO                                           21,500,000
   4,930,000   Aa2*       Franklin County OH Hospital U.S. Health Corp.
                            Series C 1.70% VRDO                                                   4,930,000
  35,400,000   VMIG 1*    Hamilton County OH Health Care Facilities Children's
                            Medical Center 1.67% VRDO                                            35,400,000
   6,500,000   MIG 1*     Jonathan Alder OH Local School District BAN
                            2.13% due 12/3/02                                                     6,506,928
  18,650,000   A-1        Ohio Building Authority MSTC Series 133A PART FSA-Insured
                            1.54% due 11/8/02                                                    18,650,000
   4,050,000   A-1+       Ohio State Air Quality Development Authority (Ohio Edison
                            Project) Series A 1.65% VRDO                                          4,050,000
  26,685,000   A-1+       Ohio State University General Receipts FSA-Insured
                            1.70 VRDO                                                            26,685,000
   8,500,000   A-1+       Ohio State Water Development Authority Solid Waste
                            Disposal (Timken Co. Project) 1.75 VRDO AMT                           8,500,000
-----------------------------------------------------------------------------------------------------------
                                                                                                233,801,928
-----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


21  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
Oklahoma -- 0.9%
                          Oklahoma State Water Resources Board State Loan Program:
$ 35,845,000   A-1+         Series 2001 1.83% due 10/1/02                                    $   35,845,000
  12,790,000   A-1+         Series 94A 1.30% due 3/1/03                                          12,790,000
  12,120,000   VMIG 1*    Tulsa County OK HFA SFM PART 1.80% VRDO AMT                            12,120,000
   2,470,000   AAA        Tulsa County OK ISD No. 1 Tulsa Combined Purpose
                            Series B 4.00% due 8/1/03                                             2,523,925
   3,000,000   A-1+       Tulsa OK MFH Park Chase Apartments Series A-1
                            1.70% VRDO                                                            3,000,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 66,278,925
-----------------------------------------------------------------------------------------------------------
Oregon -- 1.0%
   1,300,000   Aa3*       Oregon State EDC IDR Trus Joist Corporation 1.65% VRDO                  1,300,000
   1,900,000   Aa2*       Oregon State Facilities Authority Lewis & Clark College
                            Series A 1.65% VRDO                                                   1,900,000
                          Oregon State GO:
   6,818,000   A-1+         Series 73E 1.65% VRDO                                                 6,818,000
  11,905,000   A-1+         Series 73F 1.65% VRDO                                                11,905,000
  20,000,000   A-1+         Series 73G 1.70% VRDO                                                20,000,000
                          Oregon State Housing & Community Services Single Family
                            Mortgage Program:
  10,000,000   MIG 1*         Series J 1.50% due 9/25/03                                         10,000,000
   5,000,000   MIG 1*         Series L 1.55% due 9/25/03 AMT                                      5,000,000
  16,900,000   A-1+       Washington County OR MFH (Cedar Mill Project)
                            1.80% VRDO AMT                                                       16,900,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 73,823,000
-----------------------------------------------------------------------------------------------------------
Pennsylvania -- 5.8%
   6,400,000   Aa3*       Allegheny County PA Hospital Development Authority
                            Dialysis Clinic 1.65% VRDO                                            6,400,000
   3,585,000   NR         Bucks County PA IDA (Dunmore Corp. Project)
                            1.85% VRDO AMT                                                        3,585,000
                          Dauphin County PA General Authority School District Pooled
                            Funding Program AMBAC-Insured:
   4,850,000   Aaa*           1.70% VRDO                                                          4,850,000
  21,635,000   AAA            1.70% VRDO                                                         21,635,000
  14,050,000   AAA            1.70% VRDO                                                         14,050,000
                          Emmaus PA General Authority FSA-Insured:
  24,300,000   A-1          Series A 1.70% VRDO                                                  24,300,000
  87,655,000   A-1          Series 96 1.65% VRDO                                                 87,655,000
  28,830,000   A-1        Harrisburg PA 1.73% VRDO                                               28,830,000
                          Lehigh County PA:
                            General Purpose Authority:
      95,000   A-1            The Good Shepherd Group AMBAC-Insured 1.80% VRDO                       95,000
   1,700,000   A-1            St. Lukes Hospital Project 1.95% VRDO                               1,700,000
   1,855,000   NR+          IDA (Impress Industries Project) Series A 1.85% VRDO AMT              1,855,000

                       See Notes to Financial Statements.


22  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
Pennsylvania -- 5.8% (continued)
$ 57,630,000   A-1        New Garden PA General Authority Pooled Financing Program
                            AMBAC-Insured 1.70% VRDO                                         $   57,630,000
  25,500,000   Aa3*       Northampton County PA IDA First Mortgage Kirkland Village
                            1.72% VRDO                                                           25,500,000
                          Pennsylvania EDA (Wengers Feed Mill Project):
   5,600,000   NR+          Series B-1 1.80% VRDO AMT                                             5,600,000
   8,900,000   NR+          Series F-3 1.80% VRDO AMT                                             8,900,000
   5,100,000   A-1+       Pennsylvania Energy Development Authority Piney Creek
                            Series A 1.75% VRDO AMT                                               5,100,000
   6,605,000   A-1        Pennsylvania State Higher Educational Facilities Colleges &
                            Universities Revenue PA College of of Optometry
                            1.65% VRDO                                                            6,605,000
                          Pennsylvania State Turnpike Commission:
  25,000,000   A-1+         Series 2001U 1.70% VRDO                                              25,000,000
  14,000,000   A-1+         Series B 1.70% VRDO                                                  14,000,000
                          Philadelphia PA IDR:
   6,600,000   A-1          Chemical Heritage Foundation Project 1.65% VRDO                       6,600,000
   3,925,000   NR+          Friends of Master School Project 1.70% VRDO                           3,925,000
   4,670,000   Aa3*         Goldenberg Candy Project Series A 1.60% VRDO AMT                      4,670,000
  10,000,000   A-1          Water Authority MSTC Series 97-11 FGIC-Insured PART
                              1.40% due 10/10/02                                                 10,000,000
  15,000,000   MIG 1*     Temple University of the Commonwealth System of Higher
                            Education PA University Funding Obligation
                            3.00% due 5/6/03                                                     15,094,431
  33,700,000   A-1+       West Cornwall Township PA Municipal Authority Government
                            Loan Program FSA-Insured 1.74% VRDO                                  33,700,000
                          York County PA General Authority Pooled Financing
                            AMBAC-Insured:
  31,585,000   A-1            Series 96B 1.65% VRDO                                              31,585,000
   3,670,000   A-1            Series A 1.65% VRDO                                                 3,670,000
-----------------------------------------------------------------------------------------------------------
                                                                                                452,534,431
-----------------------------------------------------------------------------------------------------------
Rhode Island -- 0.2%
                          Rhode Island Health & Educational Building Corp.:
   5,460,000   A-1+         Higher Education Facilities Brown University Series B
                              1.65% VRDO                                                          5,460,000
   5,000,000   A-1          Portsmouth Abbey School 2.05% VRDO                                    5,000,000
                          Rhode Island State Industrial Facilities Corp:
   1,620,000   A-1          J-Cor LLC Project Series 98 1.85% VRDO AMT                            1,620,000
   2,155,000   A-1          Matthews Realty LLC 1.85% VRDO AMT                                    2,155,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 14,235,000
-----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


23  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
South Carolina -- 2.4%
                          Anderson County SC IDR:
$  6,580,000   NR+          Culp Inc. Project 1.80% VRDO AMT                                 $    6,580,000
   3,400,000   Aa3*         Mikron Corp. Project 1.80% VRDO AMT                                   3,400,000
   2,252,000   NR+        Chesterfield County SC IDR (Culp Inc. Project)
                            1.80% VRDO AMT                                                        2,252,000
   3,880,000   A-1+       Greenwood County SC Hospital Series B 1.65% VRDO                        3,880,000
                          Piedmont SC Municipal Power Agency Electric Revenue
                            MBIA-Insured:
  22,600,000   A-1+           Series C 1.70% VRDO                                                22,600,000
  27,650,000   A-1+           Series D 1.65% VRDO                                                27,650,000
  20,000,000   SP-1+      South Carolina Association of Governments COP
                            3.00% due 4/15/03                                                    20,164,449
   6,130,000   A-1+       South Carolina GO Series PT-423 PART 1.45% due 5/22/03                  6,130,000
   5,385,000   A-1+       South Carolina Housing Financial & Development Authority
                            MFH Spartanburg Rental Housing Series A 1.70% VRDO                    5,385,000
                          South Carolina Jobs EDA:
   2,900,000   Aa3*         Advanced Automation Inc. Project 1.76% VRDO                           2,900,000
   4,600,000   P-1*         BASF Corp. 1.80% VRDO AMT                                             4,600,000
   8,000,000   Aa3*         Christ Church Episcopal School 1.65% VRDO                             8,000,000
   4,200,000   NR+          Conco Medical Products Project 1.75% VRDO AMT                         4,200,000
   6,600,000   A-1          Franco Manufacturing Co. Inc. Project 1.85% VRDO AMT                  6,600,000
   3,900,000   Aa3*         Galey & Lord Industries Inc. Project 1.75% VRDO AMT                   3,900,000
   8,200,000   Aa3*         Greenville Baptist Project 1.65% VRDO                                 8,200,000
     900,000   Aa3*         Greenville Machinery Project 1.80% VRDO                                 900,000
   7,400,000   Aa3*         Health Sciences Medical University 1.65% VRDO                         7,400,000
   1,300,000   NR+          ISO Poly Films Inc. Project 1.85% VRDO AMT                            1,300,000
   2,970,000   NR+          Jeffrey Specialty Equipment 1.85% VRDO AMT                            2,970,000
   4,500,000   Aa3*         Orders Realty Co. Inc. Project 1.75% VRDO AMT                         4,500,000
   5,000,000   Aa3*         Porter Guardian School Project 1.65% VRDO                             5,000,000
  16,600,000   Aaa*       South Carolina Port Authority Munitop PART FSA-Insured
                            1.75% VRDO AMT                                                       16,600,000
   3,500,000   Aaa*       South Carolina Public Service Authority MERLOT Series L
                            MBIA-Insured PART 1.75% VRDO                                          3,500,000
   5,700,000   Aa3*       University of South Carolina School of Medicine Educational
                            Trust Healthcare Facilities 1.65% VRDO                                5,700,000
   3,500,000   A-1+       Williamsburg County SC IDR (Peddinghaus Project)
                            1.76% VRDO AMT                                                        3,500,000
-----------------------------------------------------------------------------------------------------------
                                                                                                187,811,449
-----------------------------------------------------------------------------------------------------------
South Dakota -- 0.1%
   8,200,000   A-1        Yankton SD IDR (Kolberg Pioneer Inc. Project) Series 98
                            1.80% VRDO AMT                                                        8,200,000
-----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


24  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
Tennessee -- 8.1%
$  3,935,000   P-1*       Anderson County TN IDR (Becromal of America Inc. Project)
                            2.10% VRDO AMT                                                   $    3,935,000
                          Blount County TN:
   9,000,000   Aa2*         HEFA Educational Facilities Maryville College 1.70% VRDO              9,000,000
   1,100,000   A-1+         IDB IDR Advanced Crystal Technology Inc.
                              2.00% VRDO AMT                                                      1,100,000
                          Chattanooga TN HEFA:
  10,440,000   A-1          CDFI Phase I LLC Project Series A 1.65% VRDO                         10,440,000
   8,500,000   Aa2*         McCallie School Project 1.70% VRDO                                    8,500,000
   7,300,000   A-1          Tuff/Chattanooga Housing Project 1.65% VRDO                           7,300,000
                          Clarksville TN PBA Pooled Financing:
  35,525,000   Aa2*         1.70% VRDO                                                           35,525,000
   4,620,000   A-1+         Series 94 1.70% VRDO                                                  4,620,000
   8,600,000   Aa2*         Series 96 1.70% VRDO                                                  8,600,000
      20,000   Aa1*         Tennessee Municipal Board Fund 2.05% VRDO                                20,000
   4,400,000   Aa1*       Covington TN IDR (Charms Co. Project) 1.80% VRDO AMT                    4,400,000
      50,000   NR+        Dayton TN IDR (LA-Z-Boy Chair Co. Project) 1.70% VRDO                      50,000
   5,000,000   Aa2*       Dickenson County TN IDR Renaissance Center 1.70% VRDO                   5,000,000
  12,150,000   A-1+       Hamilton County TN IDR Tennessee Aquarium 1.70% VRDO                   12,150,000
   4,200,000   Aaa*       Jackson TN Gas System 1.70% VRDO                                        4,200,000
   8,100,000   Aa3*       Loudon TN IDB PCR (A.E. Stanley Manufacturing Co. Project)
                            1.65% VRDO                                                            8,100,000
  14,990,000   A-1+       Memphis TN Center City Financing Corp. MFH Series 1220
                            PART 1.76% VRDO                                                      14,990,000
   2,500,000   A-1+       Memphis TN GO Series 95A 1.75% VRDO                                     2,500,000
                          Metropolitan Nashville & Davidson Counties TN:
                            HEFA:
  14,435,000   A-1+           Adventist/Sunbelt Health Systems Series A 1.70% VRDO               14,435,000
  12,000,000   A-1+           Ascension Health Series B-1 1.63% due 7/28/03                      12,000,000
                              Vanderbilt University:
   5,125,000   A-1+             Series 85A 1.65% due 1/15/03                                      5,125,000
   9,790,000   A-1+             Series A 1.65% VRDO                                               9,790,000
   2,620,000   AA               Series A 6.00% due 10/1/10 (Escrowed in U.S.
                                  Government Securities to 10/1/02 Call @102)                     2,672,400
  20,000,000   A-1+             Series B 1.65% VRDO                                              20,000,000
  12,400,000   Aa3*         IDB MFH Arbor Knoll Series A 1.65% VRDO                              12,400,000
  10,000,000   VMIG 1*      Munitop Series 99-1 FGIC-Insured PART 1.75% VRDO                     10,000,000
                          Montgomery County TN PBA Pooled Financing:
                            Montgomery County Loan Pool:
  12,030,000   VMIG 1*        1.70% VRDO                                                         12,030,000
  10,500,000   A-1+           1.70% VRDO                                                         10,500,000
                            Tennessee County Loan Pool:
  86,080,000   VMIG 1*        1.70% VRDO                                                         86,080,000
  28,975,000   A-1+           1.70% VRDO                                                         28,975,000
   1,600,000   Aa3*       Roane County TN IDB IDR Great Lakes Carbon Corp.
                            1.40% VRDO                                                            1,600,000

                       See Notes to Financial Statements.


25  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
Tennessee -- 8.1% (continued)
$  4,000,000   Aa2*       Rutherford County TN IDR (Outboard Marine Project)
                            1.80% VRDO AMT                                                   $    4,000,000
                          Sevier County TN PBA Local Government Public Improvement
                            AMBAC-Insured:
   2,100,000   VMIG 1*        Series A-1 1.73% VRDO                                               2,100,000
   6,200,000   VMIG 1*        Series A-3 1.73% VRDO                                               6,200,000
   5,700,000   VMIG 1*        Series A-6 1.73% VRDO                                               5,700,000
   3,800,000   VMIG 1*        Series B-2 1.73% VRDO                                               3,800,000
   5,855,000   VMIG 1*        Series C-1 1.73% due 6/1/25                                         5,855,000
   4,000,000   VMIG 1*        Series D-2 1.73% VRDO                                               4,000,000
   8,400,000   VMIG 1*        Series D-3 1.73% VRDO                                               8,400,000
   9,610,000   VMIG 1*        Series E-1 1.73% VRDO                                               9,610,000
   5,000,000   VMIG 1*        Series E-2 1.73% VRDO                                               5,000,000
   4,500,000   VMIG 1*        Series E-6 1.73% due 6/1/20                                         4,500,000
  10,000,000   VMIG 1*        Series G-1 1.73% VRDO                                              10,000,000
   5,645,000   VMIG 1*        Series H-1 1.73% VRDO                                               5,645,000
   4,100,000   VMIG 1*        Series I-A1 1.73% due 6/1/22                                        4,100,000
   5,000,000   VMIG 1*        Series I-A2 1.73% VRDO                                              5,000,000
   3,300,000   VMIG 1*        Series II-B1 1.73% due 6/1/25                                       3,300,000
   2,100,000   VMIG 1*        Series III-A2 1.73% due 6/1/18                                      2,100,000
   9,345,000   VMIG 1*        Series III-D1 1.73% due 6/1/20                                      9,345,000
                          Shelby County TN:
  10,500,000   A-1+         Baptist Memorial Hospital 1.50% due 10/25/02 TECP                    10,500,000
   9,945,000   NR+          Health Educational & Housing Facilities Board MFH Kirby
                              Parkway Apartments 1.70% VRDO                                       9,945,000
   8,465,000   A-1          Methodist Healthcare MSTC Series 98-36 MBIA-Insured
                              PART 1.75% VRDO (c)                                                 8,465,000
   6,300,000   SP-1+        TAN Series A 1.80% VRDO                                               6,300,000
   6,900,000   NR+        Sullivan County TN IDB Microporous Products 1.80% VRDO AMT              6,900,000
   7,000,000   VMIG 1*    Sumner County GO Capital Outlay Notes 1.70% VRDO                        7,000,000
     645,000   A-1+       Sumner County Hospital Alliance Pooled Finance Series A
                            1.83% VRDO                                                              645,000
                          Tennessee State GO Series A TECP:
  13,500,000   A-1+         1.40% due 10/7/02                                                    13,500,000
  16,600,000   A-1+         1.70% due 10/10/02                                                   16,600,493
  25,600,000   A-1+         1.50% due 11/12/02                                                   25,600,000
  15,000,000   A-1+         1.40% due 1/27/03                                                    15,000,000
  16,000,000   A-1+         1.35% due 1/28/03                                                    16,000,000
  10,000,000   A-1+         1.35% due 1/31/03                                                    10,000,000
   3,000,000   A-1+       Tennessee State School Board Authority Series 1997
                            1.40% due 11/14/02 TECP                                               3,000,000
  13,210,000   Aa2*       Tusculum TN Health Education & Housing Facilities Board
                            Educational Facilities Tusculum College Project
                            1.70% VRDO                                                           13,210,000
-----------------------------------------------------------------------------------------------------------
                                                                                                627,357,893
-----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


26  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
Texas -- 14.0%
                          Austin TX:
                            Utility Systems:
$ 12,470,000   A-1+           Series 498 FSA-Insured 1.76% VRDO                              $   12,470,000
                              Series A TECP:
   1,500,000  A-1+              1.25% due 10/2/02                                                 1,500,000
  14,937,000   A-1+             1.40% due 11/7/02                                                14,937,000
  13,411,000   A-1+             1.45% due 11/8/02                                                13,411,000
                            Water & Wastewater Systems:
   9,980,000   Aaa*           MERLOT Series LLL MBIA-Insured PART 1.75% VRDO                      9,980,000
   3,790,000   A-1            MSTC Series A 9009 FSA-Insured PART 1.83% VRDO                      3,790,000
   5,900,000   Aaa*           Munitop Series 00-10 MBIA-Insured PART 1.75% VRDO                   5,900,000
  13,000,000   Aaa*       Barbers Hill TX ISD Munitops Series 98-24 PSFG PART
                            1.75% VRDO                                                           13,000,000
  22,700,000   A-1+       Brazos River TX Harbor Navagation District (BASF Corp.
                            Project) 1.70% VRDO AMT                                              22,700,000
                          Brazos TX River Authority PCR Texas Utilities Electric Co. TECP:
   7,955,000   A-1+         Series A 1.45% due 10/1/02 AMT                                        7,955,000
  40,000,000   A-1+         Series C 1.45% due 10/11/02 AMT                                      40,000,000
  10,500,000   NR+        Calhoun County TX Solid Waste Disposal (Formosa Plastics
                            Corp. Project) 1.80% VRDO AMT                                        10,500,000
   3,700,000   VMIG 1*    Crawford TX IDR (Franklin Industrial Project)
                            1.80% VRDO AMT                                                        3,700,000
  10,000,000   Aaa*       Comal TX ISD Munitops Series 99-9 PSFG PART
                            1.75% VRDO (c)                                                       10,000,000
   8,000,000   Aaa*       Dallas TX Water & Sewer Munitop Series 98-19 FSA-Insured
                            PART 1.75% VRDO                                                       8,000,000
                          Dallas-Fort Worth TX International Airport:
  14,900,000   Aaa*         MERLOT Series 2000-2 FGIC-Insured PART
                              1.80% VRDO AMT                                                     14,900,000
   6,900,000   A-1+         PART MBIA-Insured 1.78% VRDO AMT                                      6,900,000
   7,150,000   Aa3*       De Soto TX IDA IDR (National Service Industries Inc. Project)
                            1.65% VRDO                                                            7,150,000
  18,370,000   A-1        Denton Water & Sewer MSTC Series 01-117 PSFG
                            PART 1.58% VRDO                                                      18,370,000
                          Fort Bend County TX:
   4,200,000   NR+          IDC IDR (Aaron Rents Inc. Project) 1.85% VRDO AMT                     4,200,000
   3,000,000   Aaa*         ISD Munitops Series 1999-6 PSFG PART 1.75% VRDO                       3,000,000
                          Grand Prairie TX ISD PSFG:
  58,000,000   A-1+         1.60% due 8/1/03                                                     58,000,000
  10,000,000   VMIG 1*      Munitop Series 2000-20 PART PSFG 1.65% due 11/6/02                   10,000,000
   3,000,000   Aaa*       Greater East Texas Higher Education Revenue Series B
                            1.75% VRDO AMT                                                        3,000,000
  10,000,000   A-1+       Greater Texas Student Loan Corp. Series 96A
                            1.75% VRDO AMT                                                       10,000,000
                          Harris County TX:

                       See Notes to Financial Statements.


27  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
Texas -- 14.0% (continued)
$  5,140,000   P-1*         Flood Control District 1.40% due 1/21/03 TECP                    $    5,140,000
                            GO PART:
   4,995,000   A-1+           Series PT-375 AMBAC-Insured 1.45% due 5/22/03                       4,995,000
   7,800,000   A-1+           Series SG- 96 FGIC-Insured 1.75% VRDO                               7,800,000
   4,140,000   A-1+         IDR (Precision General Inc. Project) 1.85% VRDO AMT                   4,140,000
                            Toll Road Senior Lien TECP:
   7,000,000   A-1            1.35% due 10/7/02                                                   7,000,000
     185,000   A-1            1.45% due 10/7/02                                                     185,000
   4,220,000   A-1            1.30% due 11/6/02                                                   4,220,000
  18,267,000   A-1            1.40% due 11/13/02                                                 18,267,000
     225,000   A-1            1.55% due 11/13/02                                                    225,000
   6,000,000   A-1+       Hockley County TX IDC PCR (Amoco Corp. Project)
                            1.80% due 11/1/02                                                     6,000,000
                          Houston TX:
                            Airport Systems PART:
   4,700,000   NR+            MERLOT Series BO4 FSA-Insured PART
                                1.80% VRDO AMT                                                    4,700,000
  15,000,000   Aaa*           Series 98-15 Munitop FGIC-Insured PART
                                1.79% VRDO AMT                                                   15,000,000
  16,700,000   NR+          Higher Education Rice University 1.35% due 10/8/02 TECP              16,700,000
                            ISD PART PSFG:
   5,000,000   Aaa*           Series 00-11 1.81% VRDO                                             5,000,000
   7,320,000   A-1+           Series PA-466 1.75% VRDO                                            7,320,000
                            Water & Sewer PART:
   6,990,000   A-1            MERLOT Series A128 MBIA-Insured 1.75% VRDO                          6,990,000
  19,400,000   A-1+           Series 73 FGIC-Insured 1.75% VRDO                                  19,400,000
   5,500,000   Aaa*       Leander TX ISD Munitops Series 02-16 PSFG PART
                            1.55% due 8/20/03                                                     5,500,000
   8,000,000   Aa3*       Leon County TX IDR (BOC Group Inc. Project) 1.65% VRDO                  8,000,000
                          Lewisville TX ISD PSFG PART:
  10,290,000   Aaa*         Munitop Series 01-9 1.60% due 11/06/02                               10,290,000
  17,000,000   A-1+         Series SGA 134 1.75% VRDO                                            17,000,000
                          Mansfield TX ISD PSFG PART:
  11,100,000   VMIG 1*      Series 96 1.70% VRDO                                                 11,100,000
   5,000,000   A-1+         Series SGA 129 1.75% VRDO                                             5,000,000
   2,000,000   NR+        North Central Texas Health Facilities Development Corp.
                            Los Barrios Unidos Community 1.75% VRDO                               2,000,000
                          North Texas Higher Education Authority Student Loan:
   7,900,000   Aaa*         Series 1993A 1.75% VRDO AMT                                           7,900,000
                            Series A:
   3,500,000   Aaa*           1.75% VRDO AMT                                                      3,500,000
   8,400,000   A-1+           AMBAC-Insured 1.75 VRDO AMT                                         8,400,000
   4,500,000   A-1+         Series C AMBAC-Insured 1.75 VRDO AMT                                  4,500,000
                          North Texas Tollway Authority Series A TECP:
   8,000,000   A-1+         1.30% due 10/8/02                                                     8,000,000
  10,000,000   A-1+         1.40% due 10/10/02                                                   10,000,000

                       See Notes to Financial Statements.


28  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
Texas -- 14.0% (continued)
$ 10,130,000   A-1+       Pflugerville TX ISD Series 565 PSFG PART 1.76% VRDO                $   10,130,000
                          Plano TX ISD PSFG:
  34,125,000   A-1+         1.70% due 3/6/03                                                     34,125,000
  19,700,000   A-1+         1.75% VRDO                                                           19,700,000
   7,375,000   A-1+       Polly Ryon Memorial Hopital TX 1.70% VRDO                               7,375,000
  15,000,000   A-1+       Port Arthur Navigation District (BASF Corp. Project) Series A
                            1.80% VRDO AMT                                                       15,000,000
  11,215,000   A-1+       Round Rock TX ISD MSTC Series SGA-133 PSFG PART
                            1.75% VRDO                                                           11,215,000
                          San Antonio TX:
  24,777,000   Aaa*         Electricity & Gas Munitop Series 98-22 MBIA-Insured
                              PART 1.75% VRDO                                                    24,777,000
                            Water System:
   4,115,000   A-1+           MSTC Series SGA-42 MBIA-Insured PART 1.75% VRDO                     4,115,000
  20,500,000   A-1+           Series A 1.40% due 10/15/02 TECP                                   20,500,000
   6,500,000   Aaa*       Southeast Texas HFC MFH Oaks of Hitchcock Apartments
                            1.77% VRDO AMT                                                        6,500,000
   4,030,000   Aa3*       Sulphur Springs TX IDR (CMH Manufacturing Inc. Project)
                            1.75% VRDO AMT                                                        4,030,000
   3,570,000   A-1+       Texas A & M University MSTC Series SGA-21 AMBAC-Insured
                            PART 1.75% VRDO                                                       3,570,000
  12,440,000   A-1        Texas Department of Housing MSTC Series 9003 PART
                            1.86% VRDO                                                           12,440,000
  28,490,000   A-1+       Texas Municipal Gas Reserves Corp. Series 98 FSA-Insured
                            1.70% VRDO                                                           28,490,000
  11,500,000   A-1+       Texas State GO Veterans Housing Assistance Series 2
                            1.77% VRDO AMT                                                       11,500,000
                          Texas State Municipal Power Authority TECP:
   5,000,000   A-1+         Series 97 1.45% due 10/18/02                                          5,000,000
  12,500,000   A-1+         Series 98 1.45% due 10/18/02                                         12,500,000
   5,500,000   A-1+       Texas State PFA 1.30% due 11/13/02 TECP                                 5,500,000
 215,000,000   SP-1+      Texas State TRAN 2.75% due 8/29/03                                    217,632,032
   5,650,000   A-1+       Texas State Veterans Housing Fund II Series A-2 1.80% VRDO              5,650,000
  14,025,000   A-1+       Texas Veterans Land Series A 1.80% VRDO AMT                            14,025,000
   5,112,500   Aaa*       Texas Water Development Board Series 230 PART
                            1.76% VRDO                                                            5,112,500
   8,030,000   Aaa*       Travis County TX HFC MFH Tanglewood Apartments
                            1.70% VRDO                                                            8,030,000
  13,900,000   Aa2*       Tyler TX Health Facilities Development Corp. 1.80% VRDO                13,900,000
                          University of Texas University Revenue Series A TECP:
  16,229,000   A-1+         1.42% due 11/4/02                                                    16,229,000
  25,000,000   A-1+         1.45% due 11/21/02                                                   25,000,000
-----------------------------------------------------------------------------------------------------------
                                                                                              1,089,680,532
-----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


29  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
Utah -- 1.7%
$ 15,410,000   VMIG 1*    Alpine UT School District PART 1.45% due 5/22/03                   $   15,410,000
                          Intermountain Power Agency UT Power Supply
                            AMBAC-Insured:
   3,800,000   A-1+           Series 85E 1.25% due 10/7/02 TECP                                   3,800,000
  15,000,000   A-1+           Series F 1.35% due 3/17/03                                         15,000,000
  13,875,000   A-1+           Series F 1.50% due 12/2/02                                         13,875,000
   1,505,000   A-1+       Ogden City UT IDR (Infiltrator System Inc. Project)
                            1.85% VRDO AMT                                                        1,505,000
   5,000,000   VMIG 1*    Salt Lake City UT Rowland Hall (St. Marks Project)
                            1.70% VRDO                                                            5,000,000
   7,000,000   A-1+       Utah Housing Corp. SFM Series D-2 Class I
                            1.80% VRDO AMT                                                        7,000,000
  38,500,000   A-1+       Utah State Board of Regents Student Loan Series Q
                            1.70% VRDO AMT                                                       38,500,000
   1,800,000   A-1+       Utah State GO Series A 1.65% VRDO                                       1,800,000
                          Weber County UT IHC Healthcare Services:
  12,500,000   A-1+         Series A 1.70% VRDO                                                  12,500,000
  20,000,000   A-1+         Series C 1.50% VRDO                                                  20,000,000
-----------------------------------------------------------------------------------------------------------
                                                                                                134,390,000
-----------------------------------------------------------------------------------------------------------
Vermont -- 0.1%
   7,100,000   Aa3*       Vermont IDA IDR (Wallace Computer Services Project)
                            1.65% VRDO                                                            7,100,000
-----------------------------------------------------------------------------------------------------------
Virginia -- 1.4%
                          Alexandria VA IDA:
     800,000   Aa3*         Global Printing Project 1.80% VRDO AMT                                  800,000
  17,170,000   A-1          Pooled Loan Project Series 1.70% due 7/1/26                          17,170,000
   7,910,000   A-1+       Arlington County VA GO PART 1.45% due 5/22/03                           7,910,000
  13,225,000   A-1        Clarke County VA IDA Education Facilities (Grafton School
                            Inc. Project) 1.65% VRDO                                             13,225,000
  25,740,000   VMIG 1*    Culpepper VA IDA Residential Care Facility Virginia Baptist
                            Homes 1.65% VRDO                                                     25,740,000
   3,200,000   Aa1*       Front Royal & Warren Counties VA IDA PenTab Industries Inc.
                            1.80% VRDO AMT                                                        3,200,000
                          Henrico County VA:
   7,000,000   A-1+         EDA IDR (Infinieon Technologies Project) 1.80% VRDO AMT               7,000,000
   4,765,000   NR+          IDA Hermitage Health Facilities 1.70% VRDO                            4,765,000
   3,000,000   A-1+       King George County VA (Garnet of VA Inc. Project)
                            1.80% VRDO AMT                                                        3,000,000
   2,000,000   Aa3*       Mecklenburg VA IDA Glaize & Bro LLC 1.80% VRDO AMT                      2,000,000
                          Norfolk VA IDA:
   1,225,000   A-1+         Hospital (Children's Hospital Project) 1.70% VRDO                     1,225,000
   5,295,000   NR+          Hospital Facilities (Children's Project) 1.70% VRDO                   5,295,000
   4,400,000   NR+        Rockbridge County VA IDR (Des Champs Project)
                            1.80% VRDO AMT                                                        4,400,000

                       See Notes to Financial Statements.


30  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
Virginia -- 1.4% (continued)
$  5,000,000   Aa3*       Virginia Beach VA Development Authority (IMS Gear Project)
                            1.75% VRDO AMT                                                   $    5,000,000
   2,400,000   A-1+       Virginia Port Authority Series SG-111 MBIA-Insured
                            PART 1.80% VRDO                                                       2,400,000
   3,080,000   Aa3*       Virginia Small Business Finance Authority (Ennstone Project)
                            1.75% VRDO AMT                                                        3,080,000
-----------------------------------------------------------------------------------------------------------
                                                                                                106,210,000
-----------------------------------------------------------------------------------------------------------
Washington -- 3.8%
                          Everett WA IDC:
   3,220,000   A-1+         Elizabeth A. Lynn Trust Project 1.95% VRDO AMT                        3,220,000
   3,200,000   A-1+         Kimberly-Clark Corp Project 1.75% VRDO                                3,200,000
   5,300,000   A-1+       Kent County WA MSTC Series SGA 27 MBIA-Insured
                            PART 1.75% VRDO                                                       5,300,000
                          King County WA Housing Authority:
   6,700,000   NR+          Landmark Apartments Project 1.70% VRDO                                6,700,000
   7,175,000   A-1+         Overlake Project 1.80% VRDO AMT                                       7,175,000
   2,275,000   A-1        Olympia WA EDA (Spring Air Northwest Project)
                            1.95% VRDO AMT                                                        2,275,000
   4,200,000   P-1*       Pierce County WA EDA Dock & Wharf Facilities
                            (SCS Industries Project) 1.80% VRDO AMT                               4,200,000
   2,000,000   A-1+       Port of Seattle WA Series 99A 1.45% VRDO TECP                           2,000,000
   3,400,000   A-1+       Seattle WA GO Series D 1.70% VRDO                                       3,400,000
  16,665,000   SP-1       Seattle WA Municipal Light & Power RAN 4.50% due 3/28/03               16,885,028
   9,100,000   A-1+       Seattle WA Water System Series A 1.70% VRDO                             9,100,000
   4,995,000   Aaa*       Vancouver WA Water & Sewer Series 260 FGIC-Insured
                            PART 1.76% VRDO                                                       4,995,000
  52,700,000   A-1+       Washington Metropolitan Airport Authority Series 99A
                            1.50% due 1/24/03 AMT TECP                                           52,700,000
   5,500,000   A-1        Washington State EDFA Solid Waste Disposal (Waste
                            Management Project) Series C 1.80% VRDO AMT                           5,500,000
                          Washington State GO:
  14,265,000   A-1          MSTC Series 01-149 FGIC-Insured PART 1.58% VRDO                      14,265,000
  14,155,000   Aaa*         Munitop Series 01-6 MBIA-Insured PART
                              1.45% due 2/14/03                                                  14,155,000
   8,200,000   Aa2*       Washington State Health Care Facilities National Healthcare
                            Research & Education 1.70% VRDO                                       8,200,000
                          Washington State HFA:
                            MFH:
   8,450,000   A-1+           Arbors on the Park Project 1.80% VRDO AMT                           8,450,000
   5,165,000   VMIG 1*        Olympic Heights Apartments 1.70% VRDO                               5,165,000
   4,600,000   VMIG 1*      Nonprofit Rockwood Retirement Program
                              Series A 2.00% VRDO                                                 4,600,000
   9,945,000   VMIG 1*      Variable Rate Certificates Series T PART
                              1.71% VRDO AMT                                                      9,945,000

                       See Notes to Financial Statements.


31  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
Washington -- 3.8% (continued)
$ 13,600,000   Aa1*       Washington State Higher Education Facilities Authority
                            (Seattle Pacific University Project) Series A 1.70% VRDO         $   13,600,000
   2,880,000   VMIG 1*    Washington State Housing Finance Commission MFH
                            Revenue Valley View Apartments Project 1.70% VRDO                     2,880,000
                          Washington State Public Power Supply Systems
                            (Nuclear Project) MBIA-Insured:
   9,195,000   A-1+           No. 1 Series SG-15 PART 1.75% VRDO                                  9,195,000
  70,350,000   A-1+           No. 3 Electric Revenue Series 3A 1.75% VRDO                        70,350,000
                          Yakima County WA Public Corp.:
   5,200,000   P-1*         Can-Am Millwork Ltd. Project 1.80% VRDO AMT                           5,200,000
   2,000,000   NR+          Longview Fibre Co. Project 2.00% VRDO AMT                             2,000,000
-----------------------------------------------------------------------------------------------------------
                                                                                                294,655,028
-----------------------------------------------------------------------------------------------------------
West Virginia -- 0.1%
   1,200,000   A-1+       Marion County WV Solid Waste Disposal Facilities
                            (Granttown Project) Series D 1.75% VRDO AMT                           1,200,000
   1,730,000   NR+        Putnam County WV Solid Waste Disposal FMC Corp.
                            1.85% VRDO AMT                                                        1,730,000
   4,245,000   Aaa*       West Virginia School Building Corp. Series 263 FSA-Insured
                            PART 1.76% VRDO                                                       4,245,000
-----------------------------------------------------------------------------------------------------------
                                                                                                  7,175,000
-----------------------------------------------------------------------------------------------------------
Wisconsin -- 1.1%
   2,280,000   A-1+       Germantown WI IDR Great Lakes Packaging Corp.
                            1.76% VRDO AMT                                                        2,280,000
   6,000,000   A-1+       Oneida Tribe of Indians HFA 1.70% VRDO                                  6,000,000
                          Wisconsin Center District Tax Revenue:
   6,155,000   AAA          MSTC Series 99-70 FSA-Insured PART 1.75% VRDO                         6,155,000
   4,100,000   Aa2*         Series A 1.75% VRDO                                                   4,100,000
   4,575,000   A-1        Wisconsin HFA MSTC Series 99-74 PART 1.78% VRDO AMT                     4,575,000
                          Wisconsin Housing & EDA Home Ownership:
     475,000   AA           PART GEMICO-Insured 1.85% VRDO AMT                                      475,000
   3,000,000   A-1+         Series C 1.70% VRDO                                                   3,000,000
   8,000,000   A-1+         Series E 1.80% VRDO                                                   8,000,000
   8,320,000   A-1+       Wisconsin Public Power Inc. Power Supply System
                            AMBAC-Insured PART 1.75% VRDO                                         8,320,000
  10,000,000   MIG 1*     Wisconsin School Districts Cash Flow Management Program
                            COP Series A-2 2.25% due 9/23/03                                     10,072,185
                          Wisconsin State GO Series A:
   6,660,000   Aaa*         5.20% due 5/1/09 (Pre-Refunded-Escrowed with U.S.
                              government securities to 5/1/03 Call @ 100)                         6,785,835
   7,005,000   Aaa*         5.20% due 5/1/10 (Pre-Refunded-Escrowed with U.S.
                              government securities to 5/1/03 Call @ 100)                         7,137,354

                       See Notes to Financial Statements.


32  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2002
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                          VALUE
==========================================================================================================
Wisconsin -- 1.1% (continued)
                          Wisconsin State HEFA:
                            Gundersen Lutheran FSA-Insured:
$  4,550,000   A-1+           Series A 2.15% VRDO                                            $    4,550,000
   8,500,000   A-1+           Series B 2.15% VRDO                                                 8,500,000
   5,500,000   A-1          Prohealth Inc. Series B AMBAC-Insured 2.15% VRDO                      5,500,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 85,450,374
-----------------------------------------------------------------------------------------------------------
Wyoming -- 0.2%
  16,150,000   A-1+       Wyoming Community Development Authority Series 562
                            FGIC-Insured PART 1.85% VRDO AMT                                     16,150,000
-----------------------------------------------------------------------------------------------------------
                          TOTAL INVESTMENTS -- 100%
                          (Cost -- $7,754,416,920)                                           $7,754,416,920
===========================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b)   Variable rate obligation payable at par on demand on the date indicated.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
+ Security has not been rated by either Moody's Investors Service or Standard & Poor's Ratings Service. However, the Board of Directors has determined this security to be considered a first tier quality issue due to enhancement features; such as insurance and/or irrevocable letter of credit.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 34 and 35 for definitions of ratings and certain security descriptions.

                       See Notes to Financial Statements.


33  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Bond Ratings (unaudited)
================================================================================

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA -- Bonds that are rated "AAA" have the highest rating assigned by Standard &
       Poor's. Capacity to pay interest and repay principal is extremely strong. AA -- Bonds that are rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A   -- Bonds that are rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB -- Bonds that are rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa -- Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A   -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR  -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


34  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Short-Term Security Ratings (unaudited)
================================================================================

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
MIG 1  -- Moody's highest rating for short-term municipal obligations.
VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO. VMIG 2 -- Moody's second highest rating for issues having a demand feature --
          VRDO.
P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

================================================================================
Security Descriptions (unaudited)
================================================================================

AMBAC  -- AMBAC Indemnity Corporation
AMT    -- Alternative Minimum Tax
BAN    -- Bond Anticipation Notes
CGIC   -- Capital Guaranty Insurance Company
DFA    -- Development Finance Authority
EDA    -- Economic Development Authority
EDC    -- Economic Development Corporation
EDFA   -- Economic Development Financial Authority
EDR    -- Economic Development Revenue
EFA    -- Educational Facilities Authority
ETM    -- Escrowed to Maturity
FGIC   -- Financial Guaranty Insurance Company
FRTC   -- Floating Rate Trust Certificates
FSA    -- Financial Security Assurance
GDA    -- Government Development Authority
GEMICO -- General Electric Mortgage Insurance Company
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
HDA    -- Housing Development Authority
HEFA   -- Health and Educational Facilities Authority
HFA    -- Housing Finance Authority
HFC    -- Housing Finance Corporation
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDC    -- Industrial Development Corporation
IDR    -- Industrial Development Revenue
IFA    -- Industrial Finance Agency
ISD    -- Independent School District
MBIA   -- Municipal Bond Investors Assurance Corporation
MERLOT -- Municipal Exempt Receipts Liquidity Optional Tender
MFH    -- Multi-Family Housing
MSTC   -- Municipal Securities Trust Certificates
PART   -- Partnership Structure
PBA    -- Public Building Authority
PCFA   -- Pollution Control Finance Authority
PCR    -- Pollution Control Revenue
PFA    -- Public Facilities Authority
PSFG   -- Permanent School Fund Guaranty
RAN    -- Revenue Anticipation Notes
RAW    -- Revenue Anticipation Warrants
SFH    -- Single-Family Housing
SLMA   -- Student Loan Marketing Association
TAN    -- Tax Anticipation Notes
TECP   -- Tax Exempt Commercial Paper
TRAN   -- Tax & Revenue Anticipation Notes
VRDO   -- Variable Rate Demand Obligation


35  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities (unaudited)               September 30, 2002
================================================================================

ASSETS:
  Investments, at amortized cost                                  $7,754,416,920
  Cash                                                                    51,269
  Receivable for securities sold                                      59,437,151
  Interest receivable                                                 21,803,305
  Other assets                                                            75,280
--------------------------------------------------------------------------------
  Total Assets                                                     7,835,783,925
--------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                    48,175,954
  Dividends payable                                                    3,152,361
  Management fee payable                                               2,173,565
  Distribution fees payable                                              757,908
  Accrued expenses                                                       494,303
--------------------------------------------------------------------------------
  Total Liabilities                                                   54,754,091
--------------------------------------------------------------------------------
Total Net Assets                                                  $7,781,029,834
================================================================================

NET ASSETS:
  Par value of capital stock                                      $   77,807,292
  Capital paid in excess of par value                              7,702,777,479
  Undistributed net investment income                                    180,380
  Accumulated net realized gain from security transactions               264,683
--------------------------------------------------------------------------------
Total Net Assets                                                  $7,781,029,834
--------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                          7,780,725,868
  ------------------------------------------------------------------------------
  Class Y                                                                  3,305
  ------------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                  $         1.00
  ------------------------------------------------------------------------------
  Class Y (and redemption price)                                  $         1.00
================================================================================

                       See Notes to Financial Statements.


36  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Statement of Operations (unaudited)
================================================================================

For the Six Months Ended September 30, 2002

INVESTMENT INCOME:
  Interest                                                           $63,801,197
--------------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 3)                                             19,342,246
  Distribution fee (Note 3)                                            4,130,238
  Shareholder and system servicing fees                                  878,261
  Custody                                                                200,360
  Registration fees                                                       78,642
  Audit and legal                                                         32,642
  Shareholder communications                                              30,774
  Directors' fees                                                         15,000
  Other                                                                    7,520
--------------------------------------------------------------------------------
  Total Expenses                                                      24,715,683
--------------------------------------------------------------------------------
Net Investment Income                                                 39,085,514
--------------------------------------------------------------------------------
Net Realized Gain on Investments                                         315,845
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                               $39,401,359
================================================================================

                       See Notes to Financial Statements.


37  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended September 30, 2002 (unaudited) and the Year Ended March 31, 2002

                                                        September 30         March 31
=========================================================================================
OPERATIONS:
  Net investment income                              $     39,085,514    $    151,890,086
  Net realized gain                                           315,845              80,935
-----------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                   39,401,359         151,971,021
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 2):
  Net investment income                                   (39,405,341)       (151,890,086)
-----------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                         (39,405,341)       (151,890,086)
-----------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares                     13,543,592,824      28,155,479,859
  Net asset value of shares issued for
    reinvestment of dividends                              40,381,048         157,604,742
  Cost of shares reacquired                           (14,247,242,665)    (28,321,733,200)
-----------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Fund Share Transactions                              (663,268,793)         (8,648,599)
-----------------------------------------------------------------------------------------
Decrease in Net Assets                                   (663,272,775)         (8,567,664)

NET ASSETS:
  Beginning of period                                   8,444,302,609       8,452,870,273
-----------------------------------------------------------------------------------------
  End of period*                                     $  7,781,029,834    $  8,444,302,609
=========================================================================================
* Includes undistributed net investment income of:   $        180,380    $        500,207
=========================================================================================

                       See Notes to Financial Statements.


38  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

Smith Barney Municipal Money Market Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (d) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At March 31, 2002, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of undistributed net investment income was reclassified from paid-in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in Fund shares on the payable date. Furthermore, the Fund intends to satisfy condi-


39  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

tions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

3. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFMa management fee calculated at an annual rate of 0.50% on the first $2.5 billion of the Fund's average daily net assets, 0.475% on the next $2.5 billion, 0.45% on the next $2.5 billion and 0.40% on average daily net assets in excess of $7.5 billion. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), formerly known as Travelers Bank & Trust, fsb., another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended September 30, 2002, the Fund paid transfer agent fees of $795,398 to CBT.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the Fund's distributor. In addition, SSB and certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group.

Pursuant to a Distribution Plan, the Fund pays a distribution fee with respect to Class A shares calculated at the annual rate of 0.10% of the average daily net assets of that class.

All officers and one Director of the Fund are employees of Citigroup or its affiliates.


40  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

4. Capital Shares

At September 30, 2002, the Fund had ten billion shares of capital stock authorized with a par value of $0.01 per share.

The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Class A and Y shares can be purchased directly by investors.

Transactions in shares of the Fund were as follows:

                                       Six Months Ended            Year Ended
                                      September 30, 2002         March 31, 2002
===============================================================================
Class A
Shares sold                             13,543,592,824           28,154,079,859
Shares issued on reinvestment               40,377,963              157,583,146
Shares reacquired                      (14,246,255,774)         (28,320,483,200)
-------------------------------------------------------------------------------
Net Decrease                              (662,284,987)              (8,820,195)
===============================================================================
Class Y
Shares sold                                         --                1,400,000
Shares issued on reinvestment                    3,085                   21,596
Shares reacquired                             (986,891)              (1,250,000)
-------------------------------------------------------------------------------
Net Increase (Decrease)                       (983,806)                 171,596
================================================================================


41  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares                    2002(1)         2002         2001         2000         1999        1998
============================================================================================================
Net Asset Value,
  Beginning of Period           $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
------------------------------------------------------------------------------------------------------------
Net investment income              0.005          0.018        0.035        0.028        0.028        0.031
Dividends from net
  investment income               (0.005)        (0.018)      (0.035)      (0.028)      (0.028)      (0.031)
------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                 $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
------------------------------------------------------------------------------------------------------------
Total Return                        0.48%++        1.84%        3.54%        2.89%        2.84%        3.15%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (millions)                    $  7,781       $  8,443     $  8,452     $  7,003     $  7,104     $  6,336
------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                       0.61%+         0.61%        0.62%        0.63%        0.62%        0.61%
  Net investment income             0.96+          1.82         3.46         2.84         2.79         3.10
============================================================================================================

Class Y Shares                    2002(1)         2002         2001         2000         1999        1998
============================================================================================================
Net Asset Value,
  Beginning of Period           $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
------------------------------------------------------------------------------------------------------------
Net investment income              0.005          0.019        0.036        0.030        0.029        0.032
Dividends from net
  investment income               (0.005)        (0.019)      (0.036)      (0.030)      (0.029)      (0.032)
------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                 $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
------------------------------------------------------------------------------------------------------------
Total Return                        0.54%++        1.93%        3.66%        3.03%        2.95%        3.25%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (millions)                    $    0.0*      $    1.0     $    0.8     $    0.5     $   24.0     $    0.5
------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                       0.46%+         0.48%        0.49%        0.50%        0.49%        0.52%
  Net investment income             1.07+          1.92         3.50         2.87         2.90         3.23
============================================================================================================

(1)   For the six months ended September 30, 2002 (unaudited).
(2) As a result of voluntary expense limitations, the expense ratio will not exceed 0.70% for any share class.
*     Amount represents less than $10,000.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


42  Smith Barney Municipal Money Market Fund, Inc.
                                         2002 Semi-Annual Report to Shareholders

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

                     (This page intentionally left blank.)

--------------------------------------------------------------------------------
SMITH BARNEY
MUNICIPAL MONEY
MARKET FUND, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DIRECTORS

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
R. Jay Gerken, Chairman
Richard E. Hanson, Jr.
Dr. Paul Hardin
Roderick C. Rasmussen
John P. Toolan

Joseph H. Fleiss, Emeritus

OFFICERS

R. Jay Gerken
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Julie P. Callahan
Vice President and
Investment Officer

Joseph P. Deane
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

INVESTMENT MANAGER

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Salomon Smith Barney Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.
--------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of Smith Barney Municipal Money Market Fund, Inc., but it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about changes, expenses, investment objectives and operating policies of the Fund. If used as sales material after December 31, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY MUNICIPAL
MONEY MARKET FUND, INC.
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarney.com/mutualfunds

       SALOMON SMITH BARNEY
---------------------------
A member of citigroup[LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.


FD0282 11/02                                                             02-4041